--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

                                                               December 22, 1999

Dear Shareholder:

    We are pleased to present the annual report to shareholders for Schroder Capital Funds for the fiscal year ending October 31, 1999.

    Over the twelve-month period ended October 31, 1999, markets outside the United States saw a strong recovery in economic growth and the United States saw sustained economic performance. The actions by the U.S. Federal Reserve and its global counterparts in lowering interest rates late in 1998 and the acknowledgement of their role in addressing international pressures set a tone which spurred recovery in global growth. This was particularly true in the world's emerging markets and the developed countries of Asia where lower interest rates jump started economic recovery.

    Japan's emergence from its longstanding financial troubles was a particularly important development in 1999. Financial stimulus packages implemented in Japan coupled with the first serious corporate restructurings by some leading companies (such as SONY, NISSAN and NEC) began to pull Japan out of a 10-year economic decline. Markets around the world reacted positively to these signs of recovery.

    The U.S. stock market, as measured by the S&P 500 Index, continued to post strong returns. For the fiscal year, large cap stocks outperformed small cap stocks, and across the board, growth stocks strongly outpaced value stocks. Within these broad market figures, the disparities between the technology segment, a group that more than doubled in value during the year, and many other segments of the market were quite stark.

    Developed markets outside the U.S. also generated solid returns for the fiscal year. However, leadership shifted from the European equities that drove much of the performance of the MSCI EAFE Index early in the fiscal year to developed Asian and global emerging markets in the second half. Small companies generally outperformed large companies in Asia, particularly Japan, as the beginning of economic recovery sparked interest in companies with depressed valuations and spurred new issue activity. The new issue market in Europe, dominated by new technology companies, also sparked a turn in sentiment towards smaller companies.

    Emerging markets outperformed developed markets but showed greater signs of volatility. Several countries in Latin America and Asia took some long-awaited fiscal policy steps that caused many currencies to stabilize and interest rates to drop.

    As in the United States, but to a lesser degree, market sentiment in favor of new issues and technology stocks began to put pressure on valuations of older companies and stocks in most other sectors. Nevertheless, Schroders continues to believe that its strong fundamental research around the globe is the key to successful investment management and that its investment process can add value by identifying the companies that are well positioned to maintain their earnings prospects.

    We thank you for your support of Schroder Capital Funds. We welcome your comments and look forward to servicing your investment needs in the future.

                                          Sincerely,

                                          /s/ Alexandra Poe

                                          Alexandra Poe
                                          PRESIDENT

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
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SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    The Schroder International Fund's Investor Shares had a total return of 21.82% for the fiscal year ended October 31, 1999. The MSCI EAFE Index returned 23.27% over the same period.

    While strong stock selection contributed to performance during the fiscal year, country allocation detracted from overall Fund performance relative to the Index. For instance, the Fund's underweight position in Japan hurt performance since Japan experienced a strong recovery over the period.

MARKET BACKGROUND

    Overall, it has been a good year for international equities. In particular, the decline of interest rates overseas and economic recovery in Asia and emerging markets sparked a new bull market in the asset class.

    Asian emerging markets led this bull market. Among the strongest performers were South Korea and Malaysia, where restructuring continued to gather momentum. Singapore and Japan also delivered strong gains over the period, as fiscal stimulus and corporate restructuring triggered strong economic and financial recovery. Latin America started the fiscal year on a slow note, but rose sharply after the Brazilian devaluation in January.

    European markets, on the other hand, were a mixed bag. Relatively high interest rates and unemployment and unstable currencies all contributed to weakness in the region during the fiscal year. The weakest performers were smaller European markets, such as Switzerland, Spain and Italy, as these markets were populated with stocks in underperforming sectors, namely the financial, utility or pharmaceutical sectors. Conversely, France delivered positive returns, benefiting from a series of mergers, encompassing oil, banking and retailing stocks. The Scandinavian markets of Sweden and Finland also performed well due to the surge in technology stocks.

PORTFOLIO REVIEW

    Stock selection for the Fund was particularly positive over the fiscal year. Within Europe, the Fund's positions in the semi-conductor and the mobile telephone industries led the way in strong performance. The Fund also benefited from holding several stocks involved in mergers, most notably the French oil producer, ELF AQUITAINE and Italian telecommunications company, TELECOM ITALIA. In Japan, we were able to capture the burgeoning corporate restructuring trend for the Fund by holding SONY, its leading proponent. The Fund's main holdings in the soaring Korean market (SAMSUNG ELECTRONICS) and in the Singaporean market (DBS BANK) were also key contributors to performance during the period.

    In terms of country allocation, the main changes to the Fund's portfolio during the fiscal year were in response to the switch in regional leadership from Europe into Asia and the emerging markets. At the beginning of the fiscal year, the Fund's low exposure to emerging markets hurt performance. However, during the course of the year, we added to the Fund's emerging markets position, allowing it to benefit from the strong economic activity in these regions. Initially, we focused on investing in Asian emerging markets, where the economic activity continues to be surprisingly vigorous. Towards the end of the period, we initiated positions in the Latin American markets of Mexico, Argentina and Brazil. Over the fiscal year, we also began adding to developed markets in Asia, specifically boosting the Fund's position in Japan where economic momentum was strong.

OUTLOOK

    We are optimistic in our outlook for international equities, especially given the recovery in economic activity outside the U.S. The Fund remains committed to the developed European markets and Asia, where growth is solid and companies continue to focus on raising productivity and profits. Within the emerging markets, we are

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------
emphasizing companies located in Taiwan, the Philippines, Korea and Thailand, which we believe should benefit from ongoing restructuring and a cyclical upturn in the low interest rate environment. We also favor commodity-producing economies, specifically Canada, New Zealand and Australia, as we believe these should benefit from the recovery in global growth. Although we continue to build the Fund's position in Japan, we remain cautious. Japanese equity prospects have been enhanced by substantial fiscal stimulus, but we believe that the YEN'S strength remains a principal threat to a self-sustaining recovery.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

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SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER INTERNATIONAL FUND INVESTOR SHARES
VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
                                                       INTERNATIONAL FUND  MSCI EAFE INDEX
Oct-89                                                         $10,000.00       $10,000.00
Nov-89                                                         $10,340.00       $10,504.30
Dec-89                                                         $10,782.55       $10,893.44
Jan-90                                                         $10,731.87       $10,489.24
Feb-90                                                         $10,224.26        $9,759.00
Mar-90                                                          $9,970.69        $8,743.04
Apr-90                                                          $9,936.79        $8,675.82
May-90                                                         $10,840.05        $9,667.24
Jun-90                                                         $11,128.39        $9,583.77
Jul-90                                                         $11,427.75        $9,720.16
Aug-90                                                         $10,287.26        $8,777.46
Sep-90                                                          $8,926.25        $7,555.95
Oct-90                                                          $9,992.94        $8,735.08
Nov-90                                                          $9,535.27        $8,221.87
Dec-90                                                          $9,552.43        $8,358.14
Jan-91                                                          $9,815.12        $8,629.92
Feb-91                                                         $10,576.77        $9,557.44
Mar-91                                                          $9,945.34        $8,986.34
Apr-91                                                         $10,037.83        $9,076.77
May-91                                                          $9,994.67        $9,173.14
Jun-91                                                          $9,473.95        $8,501.89
Jul-91                                                          $9,911.64        $8,920.76
Aug-91                                                          $9,658.90        $8,741.21
Sep-91                                                         $10,110.93        $9,235.66
Oct-91                                                         $10,037.12        $9,368.29
Nov-91                                                          $9,554.34        $8,932.78
Dec-91                                                          $9,992.88        $9,395.18
Jan-92                                                         $10,017.86        $9,197.55
Feb-92                                                          $9,891.64        $8,870.46
Mar-92                                                          $9,577.08        $8,287.04
Apr-92                                                          $9,885.47        $8,327.67
May-92                                                         $10,440.04        $8,886.90
Jun-92                                                         $10,182.17        $8,467.49
Jul-92                                                          $9,885.87        $8,252.75
Aug-92                                                         $10,011.42        $8,771.94
Sep-92                                                          $9,810.19        $8,601.37
Oct-92                                                          $9,545.32        $8,153.64
Nov-92                                                          $9,482.32        $8,232.86
Dec-92                                                          $9,592.31        $8,277.55
Jan-93                                                          $9,573.13        $8,278.82
Feb-93                                                          $9,782.78        $8,530.87
Mar-93                                                         $10,328.66        $9,275.98
Apr-93                                                         $11,026.88       $10,157.91
May-93                                                         $11,128.32       $10,374.20
Jun-93                                                         $11,096.05       $10,213.98
Jul-93                                                         $11,483.30       $10,573.19
Aug-93                                                         $12,226.27       $11,145.22
Sep-93                                                         $12,353.43       $10,895.44
Oct-93                                                         $12,937.74       $11,232.85
Nov-93                                                         $12,461.63       $10,252.40
Dec-93                                                         $13,978.22       $10,994.36
Jan-94                                                         $14,776.37       $11,924.93
Feb-94                                                         $14,449.81       $11,893.05
Mar-94                                                         $13,799.57       $11,381.53
Apr-94                                                         $14,194.24       $11,866.18
May-94                                                         $14,207.01       $11,799.45
Jun-94                                                         $14,047.90       $11,967.13
Jul-94                                                         $14,276.88       $12,083.73
Aug-94                                                         $14,863.66       $12,371.12
Sep-94                                                         $14,512.87       $11,982.61
Oct-94                                                         $14,761.04       $12,382.64
Nov-94                                                         $14,095.32       $11,789.38
Dec-94                                                         $13,939.68       $11,864.68
Jan-95                                                         $13,129.40       $11,410.24
Feb-95                                                         $13,079.21       $11,378.60
Mar-95                                                         $13,796.27       $12,088.68
Apr-95                                                         $14,212.16       $12,545.00
May-95                                                         $14,463.14       $12,397.26
Jun-95                                                         $14,520.50       $12,181.39
Jul-95                                                         $15,273.42       $12,941.48
Aug-95                                                         $14,814.50       $12,450.37
Sep-95                                                         $15,287.76       $12,694.95
Oct-95                                                         $14,993.76       $12,355.55
Nov-95                                                         $15,094.15       $12,701.38
Dec-95                                                         $15,552.18       $13,214.77
Jan-96                                                         $15,948.00       $13,271.33
Feb-96                                                         $16,121.17       $13,317.31
Mar-96                                                         $16,360.30       $13,601.76
Apr-96                                                         $16,830.33       $13,999.29
May-96                                                         $16,830.33       $13,743.27
Jun-96                                                         $16,978.76       $13,822.46
Jul-96                                                         $16,418.03       $13,420.00
Aug-96                                                         $16,541.72       $13,451.17
Sep-96                                                         $16,871.56       $13,810.64
Oct-96                                                         $16,500.49       $13,671.07
Nov-96                                                         $17,127.19       $14,216.65
Dec-96                                                         $17,096.00       $14,035.60
Jan-97                                                         $16,920.86       $13,547.29
Feb-97                                                         $17,368.45       $13,770.49
Mar-97                                                         $17,465.75       $13,821.63
Apr-97                                                         $17,553.32       $13,897.12
May-97                                                         $18,730.68       $14,802.75
Jun-97                                                         $19,635.59       $15,621.16
Jul-97                                                         $19,956.69       $15,876.19
Aug-97                                                         $18,185.79       $14,690.74
Sep-97                                                         $19,178.27       $15,514.06
Oct-97                                                         $17,874.42       $14,321.61
Nov-97                                                         $17,543.59       $14,176.36
Dec-97                                                         $17,667.06       $14,300.76
Jan-98                                                         $18,361.59       $14,955.11
Feb-98                                                         $19,446.79       $15,914.57
Mar-98                                                         $20,238.98       $16,404.96
Apr-98                                                         $20,640.51       $16,535.25
May-98                                                         $20,781.58       $16,456.00
Jun-98                                                         $20,629.66       $16,581.42
Jul-98                                                         $20,705.62       $16,750.47
Aug-98                                                         $18,285.62       $14,675.89
Sep-98                                                         $17,743.02       $14,226.42
Oct-98                                                         $18,556.92       $15,710.21
Nov-98                                                         $19,435.93       $16,516.57
Dec-98                                                         $20,055.56       $17,168.88
Jan-99                                                         $20,480.58       $17,119.50
Feb-99                                                         $20,201.66       $16,712.39
Mar-99                                                         $20,719.65       $17,410.94
Apr-99                                                         $21,370.46       $18,117.62
May-99                                                         $20,666.53       $17,185.91
Jun-99                                                         $21,436.87       $17,857.05
Jul-99                                                         $22,034.56       $18,388.29
Aug-99                                                         $21,875.17       $18,456.57
Sep-99                                                         $21,609.54       $18,643.57
Oct-99                                                         $22,605.74       $19,343.19

The MSCI EAFE Index is a market weighted index composed of companies representative of the market structure of certain developed market countries in Europe, Australia, Asia and the Far East, and reflects dividends net of non-recoverable witholding tax.

PERFORMANCE INFORMATION

                                             ONE YEAR ENDED    FIVE YEARS ENDED   TEN YEARS ENDED
                                            OCTOBER 31, 1999   OCTOBER 31, 1999   OCTOBER 31, 1999
                                            ----------------   ----------------   ----------------
Schroder International Fund--Investor
  Shares..................................       21.82%              8.90%(a)           8.50%(a)

(a) Average annual total returns

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                               COUNTRY WEIGHTINGS

COUNTRY                          % OF NET ASSETS
------------------------------------------------
Japan                                 20.5%
United Kingdom                         15.9
France                                 13.9
Germany                                 7.3
Netherlands                             5.5
Switzerland                             4.7
Sweden                                  3.1
Italy                                   2.5
Spain                                   1.8
Hong Kong                               1.6
Canada                                  1.5
Ireland                                 1.5
Mexico                                  1.5
Australia                               1.4
Singapore                               1.3
Taiwan                                  1.1
Philippines                             1.1
Finland                                 1.0
New Zealand                             0.9
Korea                                   0.8
Thailand                                0.7
Denmark                                 0.7
Portugal                                0.6
Argentina                               0.4
Brazil                                  0.4
Indonesia                               0.1
Cash Equivalents and Other
  Net Assets                            8.2
                                     ------
                                     100.0%
                                     ======

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
Total Fina                             3.1%
Ericsson Telephone                      2.7
Novartis AG                             2.1
Vivendi                                 2.1
ING Groep NV                            1.9
Mannesmann AG                           1.8
UBS AG                                  1.8
ST Microelectronics                     1.6
Royal Dutch Petroleum                   1.6
Takeda Chemical Industries              1.6
                                      -----
                                      20.3%
                                      =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    The Schroder Emerging Markets Fund's Investor Shares had a total return of 66.05% for the twelve-month period ended October 31, 1999. The MSCI Emerging Markets Free Index returned 43.74% over the same period.(1)

    Stock selection contributed positively to performance during the twelve months, particularly due to the Fund's exposure to strong electronic and brokerage stocks in Korea. Country selection also significantly added to performance, mainly due to the Fund's exposure to the strong Korean market.

MARKET BACKGROUND

    Asia was the strongest performing emerging markets region over the twelve-month period. The rally was initially driven by the reduction in interest rates across the region, which was helped by the strength of the YEN and reductions in developed market interest rates. Ongoing restructuring and economic recovery increasingly supported the markets through the period. South Korea experienced significant growth as its economy benefited from higher export growth and a successful start to the restructuring of various conglomerates.

    Latin America also rose strongly during the twelve months ended October 31. This rise largely occurred in early 1999 as markets recovered from the devaluation of the Brazilian currency, the REAL, in January. The Mexican market has been one of the strongest in the region. While reduced capital flows and lower commodity prices have led to weaker currencies and recessions in most of Latin America, Mexico, although facing the same challenges, outperformed the rest of the region during the fiscal period. Mexico benefited from the strength in oil prices, its close links to the U.S. and its comparatively sound economic structures.

    The emerging markets in central Europe have mostly underperformed the MSCI Emerging Markets Free Index. Hungary and Poland experienced moderate rises only, as their currencies suffered from concerns over deficit levels and corporate earnings were affected by the slowdown in domestic and European growth. Russia was the strongest performing market in the region during the twelve-month period. Russia recovered sharply from the devaluation of its currency in August 1998, mainly due to the recovery in oil prices. However, politics remain unpredictable and the Russian market has recently reacted poorly to President Yeltsin's fifth change of Prime Minister in 18 months and allegations of money laundering.

    In the context of other markets, the performance of Israel and South Africa was mediocre. The expected 'peace dividend' has yet to emerge in Israel and the wrangling between the Central Bank and the Government led to currency weakness and a reversal in the expected direction of interest rates. In South Africa, the recovery in commodity prices and more stable capital flows stabilized external accounts and the RAND.

PORTFOLIO REVIEW

    The Fund started the fiscal year underweighted in Latin America as a tight credit environment was inhibiting economic growth. We remained underweight in this region until after the Brazilian devaluation, and then increased the Fund's exposure as an improvement in Brazil's economic outlook was expected. In Europe, the Middle East and Africa, we steadily reduced the Fund's exposure as the economic outlook deteriorated and further interest rate cuts looked unlikely. We increased the Fund's exposure to Asia during the period, as a sharp decline in local interest rates and signs of a turnaround in economic growth in the region reinvigorated investors. Within

------------------------
(1) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. Information for the Fund's fiscal period of June 1 to October 31, 1999, follows this discussion.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------
Asia, the Fund's largest position was Korea, where the market rose dramatically as the pace of restructuring accelerated. We reduced the Fund's cash position over the twelve months due to our improved outlook for emerging markets and as risks within the asset class diminished.

OUTLOOK

    Looking ahead, uncertainty about Western interest rates and the Year 2000 are of concern, as are a number of local issues, for example reform in Brazil and social instability in Indonesia. But with more balanced global growth, ongoing economic recovery and restructuring in Asia and the potential for lower interest rates in Latin America, our outlook for emerging markets remains positive.

    Against this background, our strategy is cautious. The Fund remains committed to Asia, due to ongoing economic recovery in the region. Within Latin America we continue to have high hopes for Brazil, as we believe there is political will to reform and valuations are attractive. Our view for Eastern Europe is also positive because we expect the region to benefit from the nascent economic recovery in Germany. Elsewhere, the Fund remains broadly neutral, in part, reflecting our optimistic outlook for most emerging markets.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN SCHRODER EMERGING
MARKETS FUND - INVESTOR SHARES VS. MORGAN STANLEY CAPITAL
INTERNATIONAL EMERGING MARKETS FREE INDEX
                                                                            EMERGING MARKETS FUND  MSCI EMF INDEX
Oct-97                                                                                 $10,000.00      $10,000.00
                                                                                       $10,010.00      $10,000.00
                                                                                        $9,670.00       $9,635.00
                                                                                       $10,050.00       $9,867.20
                                                                                        $9,370.00       $9,093.61
                                                                                       $10,140.00      $10,042.99
                                                                                       $10,440.00      $10,478.85
Apr-98                                                                                 $10,470.00      $10,364.63
                                                                                        $9,040.00       $8,944.68
                                                                                        $8,220.00       $8,006.38
                                                                                        $8,630.00       $8,260.18
                                                                                        $6,400.00       $5,872.17
                                                                                        $6,740.00       $6,244.46
Oct-98                                                                                  $7,360.00       $6,902.00
                                                                                        $7,930.00       $7,476.25
                                                                                        $8,388.99       $7,367.84
                                                                                        $8,358.89       $7,249.22
                                                                                        $8,318.75       $7,319.54
                                                                                        $9,442.63       $8,284.25
Apr-99                                                                                 $10,857.52       $9,309.02
                                                                                       $10,656.83       $9,255.02
                                                                                       $12,232.27      $10,305.47
                                                                                       $12,252.34      $10,025.16
                                                                                       $12,402.81      $10,116.39
                                                                                       $12,031.53       $9,774.46
Oct-99                                                                                 $12,232.45       $9,982.58

The MSCI EMF Index is an unmanaged market capitalization index of companies representative of the market structure of 25 emerging countries in Europe, Latin America and the Pacific Basin. The Index reflects actual buyable opportunities for the non-domestic investor by taking into account local market restrictions on share ownership by foreigners.

PERFORMANCE INFORMATION

                                           PERIOD FROM
                                         JUNE 1, 1999 TO      ONE YEAR ENDED       INCEPTION TO
                                       OCTOBER 31, 1999(A)   OCTOBER 31, 1999   OCTOBER 31, 1999(B)
                                       -------------------   ----------------   -------------------
Schroder Emerging Markets
  Fund--Investor Shares..............         14.69%              66.05%               10.53%

(a) Effective October 31, 1999 the Fund changed its fiscal year end from May 31 to October 31. Accordingly, performance has been shown for the shortened fiscal period ended October 31, 1999.
(b) Average annual total return from commencement of Fund operations
    (October 30, 1997)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                               COUNTRY WEIGHTINGS

COUNTRY                          % OF NET ASSETS
------------------------------------------------
Korea                                 12.8%
Mexico                                 10.0
Taiwan                                  9.9
Brazil                                  8.2
India                                   7.7
South Africa                            6.8
Greece                                  3.9
Israel                                  3.1
Thailand                                3.1
Turkey                                  2.7
Philippines                             1.9
Hungary                                 1.7
Indonesia                               1.6
Chile                                   1.5
Argentina                               1.5
Russia                                  1.4
China                                   1.3
Poland                                  1.3
Czech Republic                          1.2
Zimbabwe                                0.7
Cash Equivalents and Other
  Net Assets                           17.7
                                     ------
                                     100.0%
                                     ======

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
Telefonos de Mexico SA                 4.1%
Taiwan Semiconductor                    3.0
Hanwha Chemical                         2.6
Hyundai Electronics
  Industries                            2.4
Shinhan Bank                            2.3
Samsung Electronic                      2.1
Standard Bank                           2.1
Formosa Plastics                        2.0
Alpha Credit Bank                       1.8
Mahanagar Telephone                     1.5
                                      -----
                                      23.9%
                                      =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    The Schroder International Smaller Companies Fund's Investor Shares had a total return of 65.27% for the fiscal year ended October 31, 1999. The Salomon Smith Barney EMI EPAC Index rose 18.04% over the same period.

    Our strategy has remained focused on stock selection, with all of the Fund's outperformance derived from stock picking. Country allocation delivered a small negative return.

MARKET BACKGROUND

    Overall, it has been an excellent fiscal year for international smaller companies. Apart from two months of underperformance at the end of 1998, smaller companies have outperformed large companies in many international markets.

    A number of markets in the Pacific Rim were buoyed by evidence of economic recovery in the region, news of corporate restructuring and encouraging regulatory reforms. Within this favorable domestically-focused environment, smaller companies delivered attractive returns throughout 1999. Singapore and Japan provided the highest returns.

    Economic growth in Japan surprised positively during 1999. Interest in smaller companies in particular was sparked by a number of new issues, as well as depressed valuations generally. The creation of a number of domestic small cap investment trusts also re-focused investor sentiment towards the lower end of the market. Gains were widespread but a narrow range of technology-related growth stocks produced spectacular gains, driving valuations to what appeared to be inflated levels.

    Towards the end of 1998, the underperformance of small companies in the UK began to reverse, stimulated by an increase in corporate merger and acquisition activity. At the start of 1999, many smaller companies were selling on valuations that were half those of large companies, despite similar growth rates. Combined with reductions in interest rates and an improved outlook for the UK economy, smaller companies with exposure to the domestic economy outperformed the rest of the market.

    Continental European markets experienced disparate returns, with the region as a whole the weakest performer in the EMI EPAC Index. However, consumer demand held up well. Economic news has shown tentative signs of recovery, supported by the weak Euro which increased competitiveness within the region. Of particular note was the extraordinary strength of the new issues market in Europe, especially in Germany. This "Neuer Markt" has provided an ideal environment for spawning new technology companies and has marked a turn in sentiment towards smaller companies.

PORTFOLIO REVIEW

    The Fund started the fiscal year underweighted in Asia. Over the course of the twelve months, we added to the Fund's position in this region, emphasizing Singapore and Hong Kong where conditions for economic recovery appear more firmly in place than elsewhere. We added stocks to gain exposure to the improvements in consumer sentiment (TAN CHONG, a Malaysian car distributor) and to take advantage of the expectation that Taiwanese manufactured components are likely to be in short supply following the earthquake (ELEC & ELTEK, a printed circuit board manufacturer in Hong Kong).

    We also increased the Fund's weighting in Japan to establish positions in more economically sensitive areas. For example, we invested in EIDEN COMPANY, a regional electrical retailer, TACHIHI ENTERPRISE, a real estate company, and NIPPON THOMPSON, a leading manufacturer of needle roller bearings, as valuations in these domestically

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
oriented industries have become depressed. There are increasing signs of merger activity in these areas and the Fund has partly paid for these purchases through profit taking in a narrow band of growth stocks where valuations appeared unsustainable.

    The recent rise in interest rates in the UK underscored the greater maturity of its economic cycle. Consequently, the Fund remained underweight in the UK throughout the fiscal year. Economic growth has been gathering pace and smaller companies fared relatively well through upgrades to expectations for Gross Domestic Product (GDP) growth and improved manufacturing activity. We have positioned the Fund to benefit from these economic trends by increasing its exposure to more GDP sensitive companies, for example ALLIED LEISURE, a bowling-to-bars leisure group, and CORPORATE SERVICES, a temporary staffing company. Additionally, we sold some of the Fund's technology-related issues, as valuations in the technology sector have risen significantly.

    The rate of economic growth in Continental Europe was positive but stock market returns were relatively muted. Consequently, our strategy was to shift away from the traditional, more defensive industries into the higher growth areas of the economy. We invested in a number of quality consumer stocks and information technology services stocks, as valuations were attractive. We invested in the Italian hotel operator, CIGA HOTELS, and ORDINA, an Information Technology services and consulting group based in the Netherlands. We increased the Fund's exposure to the high growth media sector, adding stocks such as SOGECABLE, a pay-per-view television group in Spain, and MODERN TIMES, a broadcasting, radio and publishing company in Sweden. The Fund was also able to participate in several new issues in Germany which performed well.

OUTLOOK

    Looking ahead, we believe that an improving world economic environment coupled with a relatively low inflationary outlook should enable international smaller companies to continue to deliver strong returns, especially given their economic sensitivity within their individual markets. The aggressive monetary easing that began late in 1998 appears to be over for the time being and, while there have been increases in interest rates, we believe it is unlikely rates will return to historic highs in the near future. We believe that the acceleration in world growth is likely to be led by Asian markets, with slower economic activity in Europe.

    Going forward, the Fund remains committed to South East Asia and Japan, in order to capture the short-term cyclical momentum in these markets and the expectation of strong relative earnings growth. We have retained the Fund's exposure in Continental Europe, due to the increase in confidence in economic recovery towards the end of the fiscal period.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER INTERNATIONAL SMALLER COMPANIES FUND - INVESTOR SHARES
VS. SALOMON SMITH BARNEY EXTENDED MARKET INDEX (EUROPE PACIFIC BASIN COUNTRIES)
                                                                                 INTERNATIONAL SMALLER COMPANIES FUND
Nov-96                                                                                                     $10,000.00
Nov-96                                                                                                      $9,970.00
Dec-96                                                                                                      $9,917.78
Jan-97                                                                                                      $9,527.48
Feb-97                                                                                                      $9,677.59
Mar-97                                                                                                      $9,637.56
Apr-97                                                                                                      $9,357.34
May-97                                                                                                      $9,997.84
Jun-97                                                                                                     $10,288.07
Jul-97                                                                                                      $9,947.81
Aug-97                                                                                                      $9,477.44
Sep-97                                                                                                      $9,567.51
Oct-97                                                                                                      $9,227.24
Nov-97                                                                                                      $8,756.87
Dec-97                                                                                                      $8,516.77
Jan-98                                                                                                      $9,176.82
Feb-98                                                                                                      $9,687.82
Mar-98                                                                                                     $10,241.41
Apr-98                                                                                                     $10,763.07
May-98                                                                                                     $11,306.01
Jun-98                                                                                                     $11,263.43
Jul-98                                                                                                     $11,529.58
Aug-98                                                                                                     $10,060.43
Sep-98                                                                                                      $9,528.14
Oct-98                                                                                                      $9,953.97
Nov-98                                                                                                     $10,294.64
Dec-98                                                                                                     $10,729.40
Jan-99                                                                                                     $10,925.11
Feb-99                                                                                                     $11,477.70
Mar-99                                                                                                     $12,076.34
Apr-99                                                                                                     $13,077.90
May-99                                                                                                     $12,962.78
Jun-99                                                                                                     $14,574.49
Jul-99                                                                                                     $15,886.89
Aug-99                                                                                                     $16,393.42
Sep-99                                                                                                     $16,163.18
Oct-99                                                                                                     $16,462.20

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER INTERNATIONAL SMALLER COMPANIES FUND - INVESTOR SHARES
VS. SALOMON SMITH BARNEY EXTENDED MARKET INDEX (EUROPE PACIFIC BASIN COUNTRIES)
                                                                                 SALOMON SMITH BARNEY EMI EPAC INDEX
Nov-96                                                                                                    $10,000.00
Nov-96                                                                                                    $10,147.00
Dec-96                                                                                                     $9,962.32
Jan-97                                                                                                     $9,697.33
Feb-97                                                                                                     $9,874.79
Mar-97                                                                                                     $9,765.18
Apr-97                                                                                                     $9,619.68
May-97                                                                                                    $10,226.72
Jun-97                                                                                                    $10,468.69
Jul-97                                                                                                    $10,264.56
Aug-97                                                                                                     $9,803.65
Sep-97                                                                                                     $9,931.82
Oct-97                                                                                                     $9,542.09
Nov-97                                                                                                     $9,161.70
Dec-97                                                                                                     $8,938.51
Jan-98                                                                                                     $9,356.59
Feb-98                                                                                                    $10,049.63
Mar-98                                                                                                    $10,522.21
Apr-98                                                                                                    $10,606.54
May-98                                                                                                    $10,851.53
Jun-98                                                                                                    $10,545.84
Jul-98                                                                                                    $10,520.93
Aug-98                                                                                                     $9,287.35
Sep-98                                                                                                     $9,006.88
Oct-98                                                                                                     $9,649.97
Nov-98                                                                                                     $9,967.80
Dec-98                                                                                                    $10,202.04
Jan-99                                                                                                    $10,161.96
Feb-99                                                                                                     $9,974.10
Mar-99                                                                                                    $10,330.84
Apr-99                                                                                                    $10,860.41
May-99                                                                                                    $10,570.55
Jun-99                                                                                                    $10,928.03
Jul-99                                                                                                    $11,349.06
Aug-99                                                                                                    $11,523.13
Sep-99                                                                                                    $11,485.93
Oct-99                                                                                                    $11,390.47

The Salomon Smith Barney EMI EPAC Index is an unmanaged index representing the portion of the Salomon Smith Barney Broad Market Index related to companies with small index capitalization in approximately 22 European and Pacific Basin countries. The Salomon Smith Barney EMI EPAC represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country.

PERFORMANCE INFORMATION

                                                            ONE YEAR ENDED       INCEPTION TO
                                                           OCTOBER 31, 1999   OCTOBER 31, 1999(A)
                                                           ----------------   -------------------
Schroder International Smaller Companies Fund--Investor
  Shares.................................................       65.27%               18.10%

(a) Average annual total return from commencement of Fund operations (November 4, 1996)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                               COUNTRY WEIGHTINGS

COUNTRY                          % OF NET ASSETS
------------------------------------------------
United Kingdom                        24.9%
Japan                                  21.7
France                                 13.7
Germany                                 7.7
Spain                                   5.6
Netherlands                             5.5
Switzerland                             3.2
Sweden                                  3.1
Singapore                               3.0
Italy                                   2.5
Hong Kong                               2.3
Ireland                                 1.5
Luxembourg                              1.0
Norway                                  0.8
Belgium                                 0.8
Denmark                                 0.8
Cash Equivalents and Other
  Net Assets                            1.9
                                     ------
                                     100.0%
                                     ======

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
SII                                    2.5%
Photo-Me International                  2.5
Amstrad                                 2.0
GFI Informatique                        1.9
Infogrames Entertainment                1.9
Alten                                   1.7
ADVA AG                                 1.7
Tan Chong International                 1.6
Telepizza                               1.5
CBT Group Public Ltd                    1.4
                                      -----
                                      18.7%
                                      =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    Since the Schroder Greater China Fund's inception on January 4, 1999, the Fund's Investor Shares had a total return of 27.20%. The MSCI China Free Index returned 18.28% over the same period.

    The Fund's outperformance of the Index during the noted period was aided by high levels of cash at the beginning of the year, coupled with an overweight position in the inexpensive cyclical H shares which delivered strong gains.
("H Shares" represent interests in Chinese companies with local management which are listed in Hong Kong.) Performance was negatively affected by the Fund's holdings in the toll road sector and the power sector, due to concerns over the sustainability of their returns and levels of their foreign debt.

MARKET BACKGROUND

    Fiscal 1999 was marked by turbulence in China's political relationships with both the U.S. and Taiwan. Following encouraging signs for World Trade Organization (WTO) accession this year, the U.S. rejection of significant Chinese concessions in April was followed by NATO's accidental bombing of the Chinese embassy in Belgrade. This prompted a widespread insurgence of anti-U.S. feeling in China and negotiations for WTO entry were put on hold. In a further setback to foreign relations, Taiwan's President Lee announced a new policy towards China of "state to state" relations in July, prompting angry rhetoric and displays of military hardware from the mainland and damaging market sentiment on both sides of the Straits. Market sentiment was further damaged toward the end of the period with the failure of the listing of China National Offshore Oil Corporation. However, the successful public offering of CHINA TELECOM, shortly thereafter, has increased the likelihood of future issues for some of the large State Owned Enterprises (SOEs).

    On the economic front, data from China was lackluster, with weak retail sales growth, declines in GDP growth and evidence that the deflationary spiral had not yet come to an end. The one bright spot was the increase in export figures, especially in August and September. The overall weakness of economic data inspired further plans for reform and restructure of the SOEs, mainly through relief of the debt burden.

PORTFOLIO REVIEW

    The Fund started the fiscal period positioned cautiously with high levels of cash. In February, we took advantage of the low valuations of cyclical stocks and increased the Fund's weighting in petrochemical companies. In particular, YIZHENG CHEMICAL FIBRE and SHANGHAI PETROCHEMICAL performed extremely well. We also added some mainland listed stocks, such as DAZHONG TAXI, a Shanghai transport company, and the electricity generation company, ZHEJIANG SOUTHERN ELECTRIC, so that the Fund was able to benefit from the government's liquidity boosting measures. We maintained a focus on cyclical recovery stocks, such as ANGAN STEEL and YIZHENG CHEMICAL FIBRE, in order to take advantage of the recovery in Asia.

OUTLOOK

    China has resumed domestic pro-WTO propaganda for the first time since the bombing in Belgrade. While the issue of the devaluation of its currency, the RENMINBI, has largely receded, we continue to believe that the Chinese government will adjust their current currency regime. We believe that removal of the uncertainty surrounding this issue is likely to be well received by the markets, as the longer-term benefits to the economy appear clear. Going forward, we will continue to maintain a high focus on cyclical recovery stocks for the Fund as we believe that the recovery in Asia will take precedence over any slowdown in the U.S. in the near term.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT      GREATER CHINA FUND  MSCI CHINA FREE INDEX
IN SCHRODER GREATER CHINA FUND INVESTOR SHARES
VS. MORGAN STANLEY CAPITAL INTERNATIONAL CHINA FREE INDEX
                                                                   $10,000.00             $10,000.00
Jan-99                                                              $8,630.00              $8,141.00
Feb-99                                                              $8,390.00              $7,795.82
Mar-99                                                              $9,510.00              $8,795.25
Apr-99                                                             $11,840.00             $10,991.42
May-99                                                             $10,990.00             $10,416.57
Jun-99                                                             $16,360.00             $15,893.60
Jul-99                                                             $15,230.00             $13,908.49
Aug-99                                                             $14,690.00             $13,786.09
Sep-99                                                             $14,020.00             $13,215.35
Oct-99                                                             $12,720.35             $12,119.80

The MSCI China Free Index is an unmanaged index of companies representative of the market in China and Hong Kong, but reflects only actual buyable opportunities for global investors in China and Hong Kong by taking into account local market restrictions on share ownership by foreigners. To construct the Index, every listed security in the market is identified and relevant data collected. Once stocks are selected for the Index, they are included at their full market capitalization weight.

PERFORMANCE INFORMATION

                                                                 INCEPTION TO
                                                              OCTOBER 31, 1999(A)
                                                              -------------------
Schroder Greater China Fund--Investor Shares................         27.20%

(a) Total return from commencement of operations (January 4, 1999)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                               COUNTRY WEIGHTINGS

COUNTRY                          % OF NET ASSETS
------------------------------------------------
China                                 79.0%
Hong Kong                              17.5
Cash Equivalents and Other
  Net Assets                            3.5
                                     ------
                                     100.0%
                                     ======

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
Yizheng Chemical Fibre                15.3%
Shanghai Petrochemical                  5.2
Angang New Steel                        5.1
China Shipping Development              4.9
Maanshan Iron & Steel                   4.8
China International Marine              4.8
China National Aviation                 4.7
Dazhong Trans                           4.7
Yanzhou Coal Mining                     4.6
Zhejiang Expressway                     4.5
                                      -----
                                      58.6%
                                      =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    For the fiscal year ended October 31, 1999, the Schroder U.S. Diversified Growth Fund's Investor Shares had a total return of 30.95%. The S&P 500 Index rose 25.67% over the same time period.

    Strong stock selection in the communication services, financials and technology sectors contributed positively to the Fund's performance. Sector allocation also added to performance, especially the Fund's overweight position in technology and underweight position in the consumer staples group.

MARKET BACKGROUND

    The signal concern of the U.S. equity markets over the fiscal year has been the direction of interest rates. The sizzling pace of U.S. economic growth, recovering Asian economies, and a burgeoning U.S. international trade deficit, pushed rates higher over the fiscal year and pressured the value of the U.S. dollar. Few signs of an imminent slowing in the U.S. economy pressured the stock and bond markets through the summer. Housing has yet to roll over, and consumer spending has maintained substantial momentum. Core inflation results, nevertheless, have remained benign. This environment, combined with a vigilant Federal Reserve Bank, afforded the U.S. equity markets a strong rally in October as investors discounted higher interest rates.

    Paradoxically, it was earlier dollar strength that influenced relative sector performance in the market, as multi-national consumer products companies announced that currency changes would reduce top line performance. Other underperforming sectors included financials and health care, the former from interest rate concerns and the latter from the same and potential election year legislation. Communication services were the clear winner away from technology. The regional BELL operating companies outperformed significantly as two major mergers drew closer to completion and BELL ATLANTIC filed to provide long distance service in New York. Technology was again another big driver for index and sector performance. The technology-heavy NASDAQ composite led all major indices.

PORTFOLIO REVIEW

    The Fund's emphasis on the technology sector and the specific holdings within the sector greatly enhanced the Fund's performance relative to the S&P 500 Index. The Fund's holdings in this sector largely outperformed the returns delivered by the S&P 500's technology stocks. Among our best performers in this sector over the period were SEIBEL SYSTEMS, TELLABS, LEXMARK, and ADOBE SYSTEMS, all doubling or more in price over the holding period. SEIBEL and ADOBE SYSTEMS benefited from strong sales of their respective Web-enabled application software. TELLABS saw excellent demand for their communications equipment as bandwidth continues to be built. LEXMARK recognized market share gains in the period for their printing products. Another strong performer was PROVIDIAN, in the financial sector. This credit card specialist grew new accounts at a rapid rate and delivered strong earnings growth. The biggest detractors to performance were MCKESSON, WASTE MANAGEMENT and BOSTON SCIENTIFIC. These stocks no longer met the Fund's investment criteria and were sold during the period.

OUTLOOK

    The Fund's portfolio will remain diversified and sector weightings are not expected to play a large role in relative performance over the long term. Our emphasis will continue to be on strong stock selection across most sectors. The number of holdings in the Fund will remain close to sixty, as this portfolio diversification should moderate the Fund's overall risk exposure.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

    We will continue to focus on high quality, medium cap stocks. In particular, we look for visible earnings growth, skilled management teams and attractively priced securities relative to the relevant peer group or overall market. These criteria are crucial to our stock selection process.

    Sustained price appreciation for U.S. stocks remains problematic over the near-term in the current unfriendly interest rate environment. A slowing economy in response to higher short-term rates looks necessary to restart the cycle of lower long-term rates and rising equities. As earnings for the market begin to decelerate, we believe that the Fund will be well positioned due to the stability of its holdings' long-term earnings prospects.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER U.S. DIVERSIFIED GROWTH FUND INVESTOR SHARES
VS. STANDARD & POOR...S 500 INDEX
                                                            U.S. DIVERSIFIED GROWTH FUND  S&P 500 INDEX
Oct-89                                                                        $10,000.00     $10,000.00
Nov-89                                                                        $10,120.00     $10,206.40
Dec-89                                                                        $10,405.38     $10,447.37
Jan-90                                                                         $9,591.68      $9,745.31
Feb-90                                                                         $9,837.23      $9,871.71
Mar-90                                                                        $10,147.10     $10,131.13
Apr-90                                                                         $9,940.10      $9,881.91
May-90                                                                        $10,817.81     $10,846.09
Jun-90                                                                        $10,804.83     $10,769.95
Jul-90                                                                        $10,623.31     $10,734.62
Aug-90                                                                         $9,935.98      $9,765.82
Sep-90                                                                         $9,352.74      $9,286.32
Oct-90                                                                         $9,145.11      $9,251.78
Nov-90                                                                         $9,741.37      $9,846.66
Dec-90                                                                         $9,988.80     $10,117.05
Jan-91                                                                        $10,330.42     $10,565.14
Feb-91                                                                        $11,183.71     $11,320.55
Mar-91                                                                        $11,472.25     $11,588.16
Apr-91                                                                        $11,459.63     $11,619.91
May-91                                                                        $11,866.45     $12,118.64
Jun-91                                                                        $11,381.11     $11,564.94
Jul-91                                                                        $12,013.90     $12,105.72
Aug-91                                                                        $12,674.66     $12,391.05
Sep-91                                                                        $12,436.38     $12,189.69
Oct-91                                                                        $12,634.12     $12,353.65
Nov-91                                                                        $12,184.34     $11,854.31
Dec-91                                                                        $13,810.95     $13,210.44
Jan-92                                                                        $13,515.40     $12,966.58
Feb-92                                                                        $13,754.62     $13,132.29
Mar-92                                                                        $13,501.54     $12,875.56
Apr-92                                                                        $13,685.16     $13,251.39
May-92                                                                        $13,839.80     $13,323.48
Jun-92                                                                        $13,233.62     $13,129.89
Jul-92                                                                        $13,968.08     $13,659.42
Aug-92                                                                        $13,896.85     $13,383.64
Sep-92                                                                        $14,477.73     $13,538.48
Oct-92                                                                        $14,874.42     $13,586.95
Nov-92                                                                        $15,398.00     $14,046.19
Dec-92                                                                        $15,913.84     $14,231.46
Jan-93                                                                        $15,975.90     $14,335.21
Feb-93                                                                        $15,755.43     $14,528.59
Mar-93                                                                        $16,492.79     $14,842.55
Apr-93                                                                        $16,006.25     $14,478.61
May-93                                                                        $16,555.26     $14,868.67
Jun-93                                                                        $16,320.18     $14,918.03
Jul-93                                                                        $16,147.19     $14,846.57
Aug-93                                                                        $16,982.00     $15,319.14
Sep-93                                                                        $17,280.88     $15,207.00
Oct-93                                                                        $17,769.93     $15,516.77
Nov-93                                                                        $17,501.60     $15,371.22
Dec-93                                                                        $17,900.64     $15,560.90
Jan-94                                                                        $18,085.01     $16,083.75
Feb-94                                                                        $18,003.63     $15,648.85
Mar-94                                                                        $16,981.03     $14,966.56
Apr-94                                                                        $17,329.14     $15,158.13
May-94                                                                        $17,329.14     $15,406.72
Jun-94                                                                        $16,757.28     $15,029.26
Jul-94                                                                        $17,084.04     $15,522.22
Aug-94                                                                        $17,758.86     $16,158.63
Sep-94                                                                        $17,247.41     $15,764.36
Oct-94                                                                        $17,411.26     $16,119.06
Nov-94                                                                        $16,512.84     $15,532.32
Dec-94                                                                        $16,968.59     $15,762.20
Jan-95                                                                        $17,055.13     $16,170.44
Feb-95                                                                        $17,795.32     $16,801.09
Mar-95                                                                        $18,122.76     $17,296.72
Apr-95                                                                        $18,470.71     $17,805.24
May-95                                                                        $19,037.76     $18,517.45
Jun-95                                                                        $19,409.00     $18,947.06
Jul-95                                                                        $20,476.50     $19,576.10
Aug-95                                                                        $20,279.92     $19,625.04
Sep-95                                                                        $20,825.45     $20,453.22
Oct-95                                                                        $20,498.49     $20,379.59
Nov-95                                                                        $21,478.32     $21,274.25
Dec-95                                                                        $21,725.32     $21,684.84
Jan-96                                                                        $22,303.21     $22,422.13
Feb-96                                                                        $22,379.05     $22,630.65
Mar-96                                                                        $23,030.28     $22,847.91
Apr-96                                                                        $23,179.97     $23,183.77
May-96                                                                        $23,606.48     $23,781.91
Jun-96                                                                        $23,304.32     $23,872.28
Jul-96                                                                        $22,250.97     $22,817.13
Aug-96                                                                        $22,954.10     $23,298.57
Sep-96                                                                        $24,459.88     $24,610.28
Oct-96                                                                        $24,484.34     $25,289.52
Nov-96                                                                        $26,741.80     $27,201.41
Dec-96                                                                        $26,391.48     $26,662.82
Jan-97                                                                        $27,906.35     $28,329.25
Feb-97                                                                        $28,031.93     $28,550.22
Mar-97                                                                        $26,389.26     $27,373.95
Apr-97                                                                        $27,304.97     $29,008.18
May-97                                                                        $28,820.40     $30,763.17
Jun-97                                                                        $29,987.62     $32,141.36
Jul-97                                                                        $32,353.64     $34,699.81
Aug-97                                                                        $30,396.25     $32,756.62
Sep-97                                                                        $31,754.96     $34,551.69
Oct-97                                                                        $30,964.26     $33,397.66
Nov-97                                                                        $32,131.62     $34,943.97
Dec-97                                                                        $32,542.90     $35,545.01
Jan-98                                                                        $31,895.30     $35,939.56
Feb-98                                                                        $34,536.23     $38,530.80
Mar-98                                                                        $36,439.17     $40,503.58
Apr-98                                                                        $36,614.08     $40,912.66
May-98                                                                        $35,098.26     $40,208.96
Jun-98                                                                        $37,088.33     $41,841.45
Jul-98                                                                        $35,875.54     $41,393.74
Aug-98                                                                        $28,865.46     $35,408.21
Sep-98                                                                        $31,376.76     $37,677.88
Oct-98                                                                        $33,714.32     $40,741.09
Nov-98                                                                        $35,531.53     $43,210.00
Dec-98                                                                        $39,685.16     $45,698.89
Jan-99                                                                        $41,784.51     $47,609.11
Feb-99                                                                        $39,686.92     $46,128.46
Mar-99                                                                        $40,341.76     $47,973.60
Apr-99                                                                        $41,063.88     $49,830.18
May-99                                                                        $41,195.28     $48,654.19
Jun-99                                                                        $44,868.75     $51,354.49
Jul-99                                                                        $42,900.82     $49,752.23
Aug-99                                                                        $42,376.04     $49,508.45
Sep-99                                                                        $41,720.06     $48,151.92
Oct-99                                                                        $44,148.17     $51,199.93

The S&P 500 Index is a market value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

PERFORMANCE INFORMATION

                                             ONE YEAR ENDED    FIVE YEARS ENDED   TEN YEARS ENDED
                                            OCTOBER 31, 1999   OCTOBER 31, 1999   OCTOBER 31, 1999
                                            ----------------   ----------------   ----------------
Schroder U.S. Diversified Growth
  Fund--Investor Shares...................       30.95%             20.46%(a)          16.02%(a)

(a) Average annual total returns

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
Siebel Systems, Inc.                   4.7%
Adobe Systems, Inc.                     3.6
United States Cellular Corp.            3.0
Comverse Technology, Inc.               2.9
Apple Computer                          2.8
Texas Instruments, Inc.                 2.8
Biogen, Inc.                            2.5
Solectron Corp.                         2.5
Citrix Systems, Inc.                    2.5
Sprint Corp.                            2.3
                                      -----
                                      29.6%
                                      =====

                             INVESTMENTS BY SECTOR

SECTOR                           % OF NET ASSETS
------------------------------------------------
Basic Materials                        4.3%
Capital Goods                           5.8
Computer Hardware                       3.9
Computers                               7.5
Consumer Cyclicals                     12.1
Consumer Staples                        1.4
Financial Services                      3.6
Health Care                             4.4
Technology                             28.9
Telecommunications                      9.2
Cash Equivalents and Other
  Net Assets                           18.9
                                     ------
                                     100.0%
                                     ======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    For the twelve-month period ended October 31, 1999, the Schroder U.S. Smaller Companies Fund's Investor Shares had a total return of 8.91% and Advisor Shares had a total return of 8.69%. The Russell 2000 Index rose 14.87% over the same period.(1)

MARKET BACKGROUND

    The past twelve months have been difficult for U.S. smaller companies. While the U.S. market as a whole generated strong returns during the period, smaller companies continued to underperform their larger peers. For the first five months of this period, smaller companies dramatically underperformed, with the Russell 2000 Index at the same level in mid-March as it was at the end of October. The next three months saw a broadening of the market, with the Russell 2000 outperforming the S&P 500 Index during the second calendar quarter. Beginning in July, however, fears of rising interest rates caused smaller companies to underperform once again.

PORTFOLIO REVIEW

    During the past five months, we maintained our discipline of investing in growing and profitable companies that trade at reasonable valuations while avoiding the high flyers and institutional favorites. Unfortunately, this investment style was out of favor during this period and this hurt the relative performance of the Fund. Rather than focusing on undervalued companies, or companies with earnings, investors flocked to technology stocks, particularly internet-related issues, most of which have no earnings and negligible revenues. While the internet sector experienced a brief correction from its April highs, it continued to drive the market. Perhaps the best measure of the narrowness of the small cap market is the fact that the 40 strongest performing stocks in the Russell 2000 delivered over 75% of the Index's performance. Needless to say, these were mainly internet-related issues, with the best performers in the Index being internet holding company CMGI, on-line broker E*TRADE and internet software developer BROADVISION.

    Throughout the fiscal period the Fund maintained an overweight position in consumer stocks, such as retailers and restaurants and food companies. These stocks were weak performers during the year, despite strong fundamentals and numerous upward earnings revisions. Discount retailer AMES, for example, saw its stock price fall by almost 50%, from June to October, despite earnings estimates being revised upward from $3.16 to $3.30. Health care also was a drag on the Fund's performance, with earnings disappointments at several companies. This was offset by strength in the technology sectors where we continued to raise the Fund's weighting due to solid fundamentals. Among our strongest performing technology stocks were cable equipment supplier ANTEC CORP., software maker REMEDY CORP. and electronic component manufacturer CTS CORP. The Fund's portfolio benefited from a number of acquisitions during the year, as corporate acquirers, such as TEXAS INSTRUMENTS and SHIRE PHARMACEUTICALS, realized good value in our holdings. Detractors from performance included SLI, HENRY SCHEIN and FREMONT GENERAL.

------------------------
(1) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. Information regarding the Fund's fiscal period of June 1 to October 31, 1999, follows this discussion.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

OUTLOOK

    Looking forward, we will continue to search for companies that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than large companies based on valuation and fast growth rates. We remain convinced that the market will eventually broaden, and that when it does there will be a very quick and powerful rally in the type of smaller companies in which the Fund invests. Going forward, we will remain focused on individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER U.S. SMALLER COMPANIES FUND - INVESTOR SHARES*
VS. RUSSELL 2000 INDEX
                                                            U.S. SMALLER COMPANIES FUND  RUSSELL 2000 INDEX
Aug-93                                                                       $10,000.00          $10,000.00
                                                                             $10,350.00          $10,432.00
                                                                             $10,820.00          $10,726.18
                                                                             $10,990.00          $11,001.85
Nov-93                                                                       $10,710.00          $10,639.88
                                                                             $11,202.29          $11,003.77
                                                                             $11,655.62          $11,349.29
                                                                             $11,806.73          $11,308.43
                                                                             $11,222.44          $10,711.34
                                                                             $11,373.55          $10,774.54
May-94                                                                       $11,343.33          $10,653.87
                                                                             $11,141.85          $10,291.64
                                                                             $11,272.81          $10,460.42
                                                                             $11,917.55          $11,043.06
                                                                             $11,665.70          $11,006.62
                                                                             $11,897.40          $10,963.70
Nov-94                                                                       $11,383.63          $10,520.76
                                                                             $11,700.60          $10,803.77
                                                                             $11,752.83          $10,667.64
                                                                             $12,379.65          $11,111.42
                                                                             $12,755.74          $11,302.53
                                                                             $13,090.05          $11,553.45
May-95                                                                       $13,382.56          $11,752.17
                                                                             $13,957.14          $12,362.11
                                                                             $15,116.76          $13,074.16
                                                                             $15,680.89          $13,344.80
                                                                             $16,224.14          $13,583.67
                                                                             $15,816.70          $12,976.48
Nov-95                                                                       $16,683.80          $13,521.49
                                                                             $17,443.53          $13,878.46
                                                                             $17,360.41          $13,863.19
                                                                             $17,835.38          $14,295.73
                                                                             $18,785.34          $14,587.36
                                                                             $19,972.78          $15,367.78
May-96                                                                       $21,160.22          $15,973.27
                                                                             $20,459.63          $15,316.77
                                                                             $18,915.95          $13,979.62
                                                                             $19,497.80          $14,791.83
                                                                             $20,614.00          $15,370.34
                                                                             $20,459.63          $15,133.64
Nov-96                                                                       $21,124.60          $15,757.14
                                                                             $21,330.97          $16,169.98
                                                                             $21,720.42          $16,493.38
                                                                             $21,720.42          $16,094.24
                                                                             $20,941.53          $15,334.59
                                                                             $21,012.34          $15,377.53
May-97                                                                       $23,472.92          $17,087.51
                                                                             $24,835.98          $17,820.57
                                                                             $26,022.02          $18,649.22
                                                                             $26,588.48          $19,076.29
                                                                             $28,376.39          $20,472.67
                                                                             $27,084.14          $19,573.92
Nov-97                                                                       $26,871.72          $19,446.69
                                                                             $27,060.16          $19,787.01
                                                                             $26,537.91          $19,474.37
                                                                             $28,298.08          $20,913.53
                                                                             $30,058.24          $21,775.17
                                                                             $30,096.93          $21,894.93
May-98                                                                       $28,549.53          $20,714.79
                                                                             $28,588.21          $20,758.30
                                                                             $26,615.28          $19,078.95
                                                                             $21,392.80          $15,373.82
                                                                             $21,934.39          $16,577.59
                                                                             $22,766.12          $17,253.95
Nov-98                                                                       $24,139.44          $18,158.06
                                                                             $24,563.04          $19,282.04
                                                                             $24,078.37          $19,538.50
                                                                             $22,508.05          $17,955.88
                                                                             $22,527.43          $18,235.99
                                                                             $24,000.83          $19,869.93
May-99                                                                       $24,815.07          $20,160.03
                                                                             $26,385.40          $21,071.27
                                                                             $26,036.44          $20,493.92
                                                                             $24,621.20          $19,735.64
                                                                             $24,698.75          $19,739.59
Oct-99                                                                       $24,795.08          $19,820.52

The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

*The line shown presents performance information for Investor Shares only. Performance of Advisor Shares of the Fund will be less than the line shown for Investor Shares due to shareholder servicing fees paid by Advisor Shares.

PERFORMANCE INFORMATION

                           PERIOD FROM
                         JUNE 1, 1999 TO      ONE YEAR ENDED     FIVE YEARS ENDED        INCEPTION TO
                       OCTOBER 31, 1999(A)   OCTOBER 31, 1999   OCTOBER 31, 1999(B)   OCTOBER 31, 1999(C)
                       -------------------   ----------------   -------------------   -------------------
Schroder U.S. Smaller
  Companies Fund--
  Investor Shares....             -0.08%           8.91%               15.82%                15.67%

                           PERIOD FROM
                         JUNE 1, 1999 TO      ONE YEAR ENDED    FIVE YEARS ENDED      INCEPTION TO
                       OCTOBER 31, 1999(A)   OCTOBER 31, 1999   OCTOBER 31, 1999   OCTOBER 31, 1999(D)
                       -------------------   ----------------   ----------------   -------------------
Schroder U.S. Smaller
  Companies Fund--
  Advisor Shares.....             -0.16%           8.69%            --                     5.70%

(a) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. Accordingly, performance has been shown for the shortened fiscal period ended October 31, 1999.
(b) Average annual total return.
(c) Average annual total return from commencement of Fund operations (August 6,
1993)
(d) Average annual total return from inception of Advisor Shares (December 23,
1996)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
SPX Corp.                              1.9%
Perkinelmer, Inc.                       1.9
Zebra Technologies Corp.                1.9
Mueller Industries, Inc.                1.9
Jack in The Box, Inc.                   1.8
Amphenol Corp.                          1.7
Heller Financial, Inc.                  1.7
Nova Corp.                              1.6
Remedy Corp.                            1.6
Shopko Stores, Inc.                     1.5
                                      -----
                                      17.5%
                                      =====

                             INVESTMENTS BY SECTOR

SECTOR                           % OF NET ASSETS
------------------------------------------------
Basic Industry                         2.5%
Business Services                       2.2
Capital Goods                           7.5
Consumer Cyclical                      21.2
Consumer Staples                        2.5
Energy                                  5.1
Financials                              9.0
Health Care                            11.7
Media                                   5.1
Real Estate                             1.7
Technology                             23.1
Transportation                          1.5
Utilities                               4.3
Cash Equivalents and Other
  Net Assets                            2.6
                                     ------
                                     100.0%
                                     ======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------
MANAGEMENT DISCUSSION AND ANALYSIS (AS OF OCTOBER 31, 1999)

PERFORMANCE

    For the twelve-month period ended October 31, 1999, the Schroder Micro Cap Fund's Investor Shares had a total return of 90.89%. The Russell 2000 Index returned 14.87% over the same period.(1) Strong performance from our technology, health care and consumer stocks helped the Fund outperform the Index.

MARKET BACKGROUND / PORTFOLIO REVIEW

    Throughout the year, the Fund maintained an overweight position in consumer stocks, such as retailers and restaurants. While many of these stocks were weak performers during the year, despite strong fundamentals and numerous upward earnings revisions, the Fund's concentrated portfolio structure allowed it to benefit from strong performance from stocks such as WHITEHALL JEWELERS, BRAUNS FASHIONS and INTERTAN. Unfortunately, our largest position in the consumer sector, women's clothing retailer CATO CORP., fell in price despite strong sales and better than expected earnings. Health care was a strong contributor to performance during the twelve-month period, with the Fund's position in breast implant maker INAMED appreciating sharply. This company began the year with no Wall Street coverage, but strong growth prospects. Today, its management has presented at several investor conferences, the stock is followed by several firms and its price/earnings multiple has expanded dramatically. The Fund bought the stock in July at an average price of $17.50 and sold it in September and October, as it had reached our valuation target. Technology was also a strong contributor to performance. In this area, the Fund benefited from investments in semiconductor companies, such as ELANTEC SEMICONDUCTOR, DATARAM and PERICOM SEMICONDUCTOR. The Fund also benefited from investments in initial public offerings of internet-related companies, such as ASK JEEVES and E PIPHANY. These companies had explosive initial performance and we took quick profits as we felt the market price was unsustainable. The Fund's substantial over-performance with respect to the Russell 2000 Index was due, in significant part, to successful investments in initial public offerings throughout the course of the fiscal period. While many of our investments in initial public offerings proved profitable, market conditions change rapidly and we realized losses on a few, namely VITAMIN SHOPPE and AIRONET WIRELESS. As always, we continue to attempt to take advantage of market volatility, by adding to and subtracting positions when opportunities arise. Finally, the Fund continued its practice of hedging market exposure through the use of put options.

OUTLOOK

    Looking forward, we will continue to search for companies for the Fund that can grow their earnings independently of the economic cycle. We believe that many smaller companies offer more attractive investment opportunities than large companies based on valuation and potentially fast growth rates. We believe that the market will eventually broaden, and that when it does there will be a very quick and powerful rally in the type of smaller companies that the Fund invests in. As always, we will remain focused on individual stock selection, concentrating on underfollowed and misunderstood companies that can offer superior earnings growth.

    THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF OCTOBER 31, 1999, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.

------------------------
(1) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. Information for the Fund's fiscal period of June 1 to October 31, 1999, follows this discussion.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
IN SCHRODER MICRO CAP FUND INVESTOR SHARES
VS. RUSSELL 2000 INDEX
                                                       MICRO CAP FUND  RUSSELL 2000 INDEX
Oct-97                                                     $10,000.00          $10,000.00
                                                           $10,260.00           $9,561.00
Nov-97                                                     $10,370.00           $9,498.85
                                                           $10,778.36           $9,665.08
                                                           $10,747.77           $9,512.38
                                                           $12,124.38          $10,215.34
                                                           $13,592.76          $10,636.21
                                                           $14,632.87          $10,694.71
May-98                                                     $14,541.10          $10,118.27
                                                           $14,683.86          $10,139.51
                                                           $14,765.43           $9,319.23
                                                           $13,582.57           $7,509.43
                                                           $14,265.77           $8,097.42
                                                           $15,275.29           $8,427.80
Nov-98                                                     $16,352.09           $8,869.41
                                                           $17,573.46           $9,418.43
                                                           $18,344.22           $9,543.70
                                                           $19,814.61           $8,770.66
                                                           $19,553.73           $8,907.48
                                                           $21,735.59           $9,705.59
May-99                                                     $23,929.31           $9,847.29
                                                           $24,830.51          $10,292.39
                                                           $25,909.58          $10,010.38
                                                           $25,506.42           $9,639.99
                                                           $27,878.00           $9,641.92
Oct-99                                                     $29,157.60           $9,681.45

The Russell 2000 Index is a market capitalization weighted broad based index of 2000 small capitalization U.S. companies.

PERFORMANCE INFORMATION

                                           PERIOD FROM
                                         JUNE 1, 1999 TO      ONE YEAR ENDED       INCEPTION TO
                                       OCTOBER 31, 1999(A)   OCTOBER 31, 1999   OCTOBER 31, 1999(B)
                                       -------------------   ----------------   -------------------
Schroder Micro Cap Fund--Investor
  Shares.............................         21.85%              90.89%               68.70%

(a) Effective October 31, 1999, the Fund changed its fiscal year end from May 31 to October 31. Accordingly, performance has been shown for the shortened fiscal period ended October 31, 1999.
(b) Average annual total return from commencement of operations (October 15,
    1997)

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

                PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1999

                                TOP TEN HOLDINGS

SECURITY                         % OF NET ASSETS
------------------------------------------------
Cato Corp.                             4.2%
Hanger Orthopedic Group                 3.6
Saga Communications                     3.5
Intertan, Inc.                          3.3
Safety 1st, Inc.                        3.2
Brauns Fashions Corp.                   2.9
Mesaba Holdings, Inc.                   2.8
Aftermarket Technology Corp.            2.7
Tractor Supply Co.                      2.4
Rare Hospitality International,
  Inc.                                  2.4
                                      -----
                                      31.0%
                                      =====

                             INVESTMENTS BY SECTOR

SECTOR                           % OF NET ASSETS
------------------------------------------------
Business Services                      1.6%
Capital Goods                           3.9
Consumer Cyclicals                     11.3
Consumer Staples                        2.0
Energy                                  4.9
Financials                              3.9
Health Care                            11.4
Media                                   3.5
Restaurants                             7.6
Retail                                 13.9
Technology                              7.6
Transportation                          2.8
Utilities                               0.6
Cash Equivalents and Other
  Net Assets                           25.0
                                     ------
                                     100.0%
                                     ======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            ------------
             COMMON STOCKS - 91.5%
             ARGENTINA - 0.4%
     24,500  Telefonica de Argentina SA ADR            $    627,813
                                                       ------------
             AUSTRALIA - 1.4%
     22,000  Brambles Industries Limited                    618,253
     70,400  Broken Hill Proprietary Company Limited        727,077
     68,800  Lend Lease Corporation Limited                 791,046
                                                       ------------
                                                          2,136,376
                                                       ------------
             BRAZIL - 0.4%
      7,000  Telecomunicacoes Brasileiras SA ADR            545,125
                                                       ------------
             CANADA - 1.5%
     79,440  Abitibi Consolidated, Incorporated             966,739
     33,770  Bank of Nova Scotia                            771,414
     28,010  Canadian Pacific Limited                       656,975
                                                       ------------
                                                          2,395,128
                                                       ------------
             DENMARK - 0.7%
     10,000  Den Danske Bank Group                        1,138,296
                                                       ------------
             FINLAND - 1.0%
     10,340  Nokia Oyj                                    1,182,532
     31,290  Stora Enso Oyj                                 411,092
                                                       ------------
                                                          1,593,624
                                                       ------------
             FRANCE - 13.9%
      4,788  Accor SA                                     1,076,940
      4,350  Air Liquide                                    669,808
      5,550  Alcatel                                        866,250
     11,700  Assurances Generales de France                 651,756
      9,600  AXA                                          1,353,081
     16,370  Canal Plus (1)                               1,135,576
      2,950  Cap Gemini SA                                  446,486
      6,970  Danone                                       1,776,512
     30,630  Sanofi-Synthelabo SA (1)                     1,350,525
     29,040  STMicroelectronics NV                        2,548,630
     11,440  Suez Lyonnaise des Eaux                      1,845,687
     35,933  Total Fina SA                                4,853,059
     43,107  Vivendi                                      3,264,415
                                                       ------------
                                                         21,838,725
                                                       ------------
             GERMANY - 7.3%
     23,840  BASF AG                                      1,071,189
  SHARES                                                  VALUE
-----------                                            ------------
     23,711  DaimlerChrysler AG                           1,844,188
     28,780  Deutsche Bank AG                          $  2,062,998
     21,800  Karstadt AG                                    985,255
     18,250  Mannesmann AG                                2,867,660
     26,980  RWE AG                                       1,086,086
     12,170  Siemens AG                                   1,091,736
     22,500  Thyssen Krupp AG (1)                           532,094
                                                       ------------
                                                         11,541,206
                                                       ------------
             HONG KONG - 1.6%
    206,000  China Telecom (Hong Kong) Limited (1)          703,943
    162,000  Hutchison Whampoa Limited                    1,626,356
     21,000  Sun Hung Kai Properties Limited                170,281
                                                       ------------
                                                          2,500,580
                                                       ------------
             INDONESIA - 0.1%
    403,380  PT Telekomunikasi Indonesia                    192,085
                                                       ------------
             IRELAND - 1.5%
    136,280  Bank of Ireland (1)                          1,062,820
     50,900  Elan Corporation PLC ADR (1)                 1,310,675
                                                       ------------
                                                          2,373,495
                                                       ------------
             ITALY - 2.5%
    214,100  ENI SpA                                      1,251,166
    181,840  Olivetti SpA (1)                               353,578
     40,670  San Paolo-IMI SpA                              526,634
    150,153  Tecnost SpA                                    288,808
    243,670  Telecom Italia Mobile SpA                    1,521,290
                                                       ------------
                                                          3,941,476
                                                       ------------
             JAPAN - 20.5%
     80,000  Amada Metrecs Company Limited                  505,941
     54,000  Bridgestone Corporation                      1,485,051
     23,900  Credit Saison Company Limited                  587,423
     60,000  Dai-Dan Company Limited                        493,867
    257,000  Dai-Tokyo Fire and Marine Insurance
               Company Limited                            1,305,193
     69,000  Daiwa House Industry Company Limited           630,759
        194  East Japan Railway Company                   1,187,868
     51,000  Fuji Photo Film                              1,637,121
    149,000  Hanshin Electric Railway Company Limited       442,602
    115,000  Kuraray Company Limited                      1,542,736

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            ------------
             COMMON STOCKS  (CONTINUED)
             JAPAN  (CONTINUED)
     62,000  Matsushita Electric Industrial Company
               Limited                                 $  1,304,043
    256,000  Mitsui & Company Limited                     1,891,298
     19,000  Murata Manufacturing Company Limited         2,439,631
        131  Nippon Telegraph & Telephone Corporation     2,008,431
     58,000  Nomura Securities Company Limited              956,477
         37  NTT Mobile Communication Network,
               Incorporated                                 982,081
     56,000  Omron Corporation                            1,169,796
     15,300  Promise Company Limited                      1,026,255
     21,000  Sekisui House Limited                          227,185
     51,000  Showa Shell Sekiyu                             306,410
      7,000  SMC Corporation                              1,179,858
     11,500  Sony Corporation                             1,791,778
     89,000  Sumitomo Electric Industries                 1,194,796
    949,000  Sumitomo Metal Industries Limited (1)          927,539
     44,000  Takeda Chemical Industries Limited           2,525,488
     97,000  Toppan Printing Company Limited              1,188,798
    212,000  Yasuda Fire & Marine Insurance Company
               Limited                                    1,434,189
                                                       ------------
                                                         32,372,614
                                                       ------------
             KOREA - 0.8%
     19,257  Kookmin Bank                                   300,213
      5,100  Korea Electric Power Corporation               149,237
      9,000  Pohang Iron & Steel Company Limited ADR        300,375
      2,533  Samsung Electronics                            422,343
          6  SK Telecom Company Limited                       6,928
        360  SK Telecom Company Limited ADR                   4,702
                                                       ------------
                                                          1,183,798
                                                       ------------
             MEXICO - 1.5%
     18,240  Grupo Televisa SA ADR (1)                      775,200
     17,920  Telefonos de Mexico SA ADR                   1,532,160
                                                       ------------
                                                          2,307,360
                                                       ------------
  SHARES                                                  VALUE
-----------                                            ------------

             NETHERLANDS - 5.5%
     50,294  ING Groep NV                              $  2,964,475
     42,290  Royal Dutch Petroleum Company                2,526,033
     69,245  TNT Post Group NV                            1,761,276
     19,366  United Pan-Europe Communications NV (1)      1,487,924
                                                       ------------
                                                          8,739,708
                                                       ------------
             NEW ZEALAND - 0.9%
    412,700  Carter Holt Harvey Limited                     522,257
    225,500  Telecom Corporation of New Zealand
               Limited                                      906,309
                                                       ------------
                                                          1,428,566
                                                       ------------
             PHILIPPINES - 1.1%
  1,709,500  Ayala Land, Incorporated                       436,422
    274,000  Manila Electric Company "B" Shares             750,684
     23,000  Philippine Long Distance Telephone
               Company                                      478,331
                                                       ------------
                                                          1,665,437
                                                       ------------
             PORTUGAL - 0.6%
     64,800  EDP-Electricidade de Portugal SA             1,006,637
                                                       ------------
             SINGAPORE - 1.3%
     75,000  City Developments Limited                      387,657
     56,957  DBS Group Holdings Limited                     643,565
    120,000  DBS Land Limited                               222,136
     45,895  Singapore Press Holdings Limited               786,137
     10,000  United Overseas Bank Limited                    75,728
                                                       ------------
                                                          2,115,223
                                                       ------------
             SPAIN - 1.8%
      6,000  Bankinter SA                                   230,622
     73,736  Endesa SA                                    1,474,830
     72,735  Telefonica SA                                1,195,649
                                                       ------------
                                                          2,901,101
                                                       ------------
             SWEDEN - 3.1%
     39,620  Securitas AB                                   586,733
    101,905  Telefonaktiebolaget LM Ericsson "B"
               Shares                                     4,230,465
                                                       ------------
                                                          4,817,198
                                                       ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            ------------
             SWITZERLAND - 4.7%
     11,687  ABB Limited (1)                           $  1,177,339
      2,260  Novartis AG                                  3,381,686
      9,649  UBS AG                                       2,808,445
                                                       ------------
                                                          7,367,470
                                                       ------------
             TAIWAN - 1.1%
     24,280  Asustek Computer, Incorporated                 342,348
     21,300  China Steel Corporation                        362,632
     28,630  Taiwan Semiconductor Manufacturing
               Company Limited ADR                          991,314
                                                       ------------
                                                          1,696,294
                                                       ------------
             THAILAND - 0.4%
    173,000  Bangkok Bank Public Company Limited (1)        403,368
     38,000  Electricity Generating Public Company
               Limited                                       50,207
     22,000  PTT Exploration and Production Public
               Company Limited (1)                          160,725
     76,000  Siam Commercial Bank Public Company
               Limited (1)                                   82,694
                                                       ------------
                                                            696,994
                                                       ------------
             UNITED KINGDOM - 15.9%
     41,120  Abbey National PLC                             801,588
    207,270  Airtours PLC                                 1,115,558
     96,260  Allied Zurich PLC                            1,168,852
     53,820  ARM Holdings PLC (1)                         1,518,104
      6,759  Bass PLC                                        73,976
    130,990  Blue Circle Industries PLC                     607,209
     90,637  British Energy PLC (1)                         617,214
    130,550  British Land Company PLC                       938,281
    123,160  British Sky Broadcasting Group PLC           1,325,731
     51,570  British Telecommunications PLC                 934,218
    109,480  Cable & Wireless PLC                         1,275,484
    351,620  David S. Smith (Holdings) PLC                1,102,018
    183,400  Electrocomponents PLC                        1,640,128
     70,200  Future Network PLC (1)                         819,009
             COMMON STOCKS  (CONTINUED)
             UNITED KINGDOM  (CONTINUED)
    162,530  Imperial Chemical Industries PLC          $  1,614,840
    227,800  Kingfisher PLC                               2,489,487
  SHARES                                                  VALUE
-----------                                            ------------
    444,040  LASMO PLC                                      983,644
    205,000  Legal & General Group PLC                      568,490
     53,796  Lloyds TSB Group PLC                           743,265
        830  Pearson PLC                                     18,659
     41,500  Rio Tinto PLC                                  707,531
    466,531  Rolls-Royce PLC                              1,653,545
    355,180  Vodafone AirTouch PLC                        1,652,279
    150,243  Williams PLC                                   751,927
                                                       ------------
                                                         25,121,037
                                                       ------------
             Total Common Stocks
               (Cost $118,938,615)                      144,243,366
                                                       ------------
             PREFERRED STOCK - 0.3%
             THAILAND - 0.3%
    396,500  Siam Commercial Bank Public Company
               Limited (1)
               (Cost $528,052)                              449,400
                                                       ------------

 PRINCIPAL
  AMOUNT
-----------
             REPURCHASE AGREEMENT - 4.8%
$ 7,560,000  State Street Bank and Trust Company,
               4.25%, 11/01/1999 (Cost
               $7,560,000) (2)                            7,560,000

                                          -------------
Total Investments - 96.6%
  (Cost $127,026,667)                      152,252,766
Other Assets Less Liabilities - 3.4%         5,367,176
                                          ------------
Total Net Assets - 100%                   $157,619,942
                                          ============

------------------

(1)  Denotes non-income producing security.
(2) The repurchase agreement, dated 10/29/99 with a repurchase price of $7,562,678 is collateralized by a $7,645,000 United States Treasury Bond, 6.625%,
     due 2/15/27, valued at $7,711,894.
ADR- American Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

       SHARES                                              VALUE
---------------------                                   ------------
                        COMMON STOCKS - 80.4%
                        ARGENTINA - 1.5%
           3,800        Perez Companc SA "B" Shares     $     22,887
             700        Quilmes Industrial SA (Quinsa)
                          ADR                                  7,306
             600        Telecom Argentina Stet-Fracne
                          Telecom SA ADR                      16,500
                                                        ------------
                                                              46,693
                                                        ------------
                        BRAZIL - 7.1%
           1,400        Companhia Cervejaria Brahma
                          ADR                                 17,500
             900        Companhia Energetica de Minas
                          Gerais ADR                          12,863
           1,700        Companhia Paranaense de
                          Energia-Copel ADR                   11,263
           1,700        Companhia Vale do Rio Doce            24,820
           2,600        Embratel Participacoes SA ADR         33,475
           3,000        Petroleo Brasileiro SA ADR            47,950
             400        Tele Centro Sul Participacoes
                          SA ADR                              23,900
           1,000        Tele Norte Leste Participacoes
                          SA (Telemar) ADR                    16,875
           1,500        Uniao de Bancos Brasileiros SA
                          (Unibanco)                          34,688
                                                        ------------
                                                             223,334
                                                        ------------
                        CHILE - 1.5%
             500        Banco Santiago ADR                    10,000
           1,200        CIA de Telecomunicaciones de
                          Chile SA ADR                        20,025
           1,400        Embotelladora Andina SA ADR           18,025
               1        Enersis SA ADR                            23
                                                        ------------
                                                              48,073
                                                        ------------
                        CHINA - 1.3%
         150,000        Yizheng Chemical Fibre Company
                          Limited (1)                         41,026
                                                        ------------
                        CZECH REPUBLIC - 1.2%
           6,600        Ceska Sporitelna AS GDR (1)           36,960
               2        Komercni Banka AS GDR (1)                 17
                                                        ------------
                                                              36,977
                                                        ------------
                        GREECE - 3.9%
             753        Alpha Credit Bank                     57,586
             630        Commercial Bank of Greece (1)         46,855
             918        Hellenic Telecommunications
                          Organization SA (OTE)               19,453
                                                        ------------
                                                             123,894
                                                        ------------
                        HUNGARY - 1.7%
             960        Matav Rt ADR                          27,660
             570        OTP Bank Rt. GDR                      25,664
                                                        ------------
                                                              53,324
     SHARES                                              VALUE
---------------------                                   ------------
                                                        ------------
                        INDIA - 7.7%
           3,300        Gujarat Ambuja Cements Limited  $     40,507
           2,000        Larsen & Toubro Limited GDR           42,600
           5,800        Mahanagar Telephone Nigam
                          Limited                             48,720
           5,000        Mahindra & Mahindra Limited
                          GDR                                 39,125
           1,425        Pentafour Software & Exports
                          Limited GDR                         40,613
           2,100        Videsh Sanchar Nigam Limited
                          GDR                                 33,495
                                                        ------------
                                                             245,060
                                                        ------------
                        INDONESIA - 1.6%
           6,000        H M Sampoerna (1)                     13,978
          30,000        PT Indofood Sukses Makmur (1)         35,604
                                                        ------------
                                                              49,582
                                                        ------------
                        ISRAEL - 3.1%
          19,110        Bank Hapoalim Limited                 45,433
          10,000        Bank Leumi Le-Israel                  17,631
             335        ECI Telecom Limited                    9,757
           1,710        Partner Communications Company
                          Limited (1)                         26,933
                                                        ------------
                                                              99,754
                                                        ------------
                        KOREA - 12.8%
             547        Daewoo Securities Company              7,000
           9,000        Hanwha Chemical Corporation           81,409
           4,550        Hyundai Electronics Industries
                          Company (1)                         75,675
           2,000        Kookmin Bank                          31,180
           1,400        Korea Electric Power
                          Corporation                         40,967
           6,000        Korea Exchange Bank (1)               28,012
             400        Samsung Electronics                   66,694
           7,000        Shinhan Bank                          74,114
                                                        ------------
                                                             405,051
                                                        ------------
                        MEXICO - 10.0%
           6,100        Alfa SA                               23,368
             600        Cemex SA de CV ADR (1)                13,500
           3,100        Cemex Sa de CV                        13,999
          14,000        Cifra SA de CV (1)                    21,365
          15,000        Consorico Ara SA (1)                  16,849
           8,600        Fomento Economico Mexico SA de
                          CV                                  27,856
           7,100        Grupo Bimbo SA de CV                  13,002
          12,700        Grupo Financiero Banamex
                          Accival SA de CV
                          (Banacci) (1)                       31,709
             600        Grupo Televisa SA ADR (1)             25,500
           1,500        Telefonos de Mexico SA ADR           128,250
                                                        ------------
                                                             315,398
                                                        ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

     SHARES                                              VALUE
---------------------                                   ------------
                        PHILIPPINES - 1.9%
          12,000        Manila Electric Company "B"
                          Shares                        $     32,877
           1,870        Metropolitan Bank & Trust
                          Company                             13,972
          80,000        SM Prime Holdings                     14,147
                                                        ------------
                                                              60,996
                                                        ------------
                        POLAND - 1.3%
           1,700        KGHM Polska Miedz SA GDR              20,995
           3,760        Telekomunikacja Polska SA GDR         18,988
                                                        ------------
                                                              39,983
                                                        ------------
                        RUSSIA - 1.4%
             900        LUKoil Holding ADR                    27,000
           1,000        Vimpel-Communications ADR (1)         16,875
                                                        ------------
                                                              43,875
                                                        ------------
                        SOUTH AFRICA - 6.8%
          29,600        Malbak Limited                        21,435
          26,900        Metro Cash and Carry Limited          22,325
          27,300        Profurn Limited                       23,768
          26,700        Sanlam Limited                        30,632
           3,050        Sappi Limited                         25,264
           4,000        Sasol Limited                         27,339
          18,990        Standard Bank Investment
                          Corporation Limited                 64,896
                                                        ------------
                                                             215,659
                                                        ------------
                        TAIWAN - 9.9%
          12,076        Acer Peripherals, Incorporated        32,149
          21,600        China Development Industrial
                          Bank                                32,053
          47,400        Chinatrust Commercial Bank            43,457
          43,000        CTCI Corporation                      36,443
          31,000        Formosa Plastics Corporation          62,020
          21,560        Taiwan Semiconductor
                          Manufacturing Company               95,777
           9,120        United World Chinese
                          Commercial Bank                     11,551
                                                        ------------
                                                             313,450
                                                        ------------
                        THAILAND - 2.3%
           1,500        Delta Electronics (Thailand)
                          Public Company Limited              12,280
           1,000        Siam Cement Public Company
                          Limited (1)                         25,906
     SHARES                                              VALUE
---------------------                                   ------------
                        COMMON STOCKS  (CONTINUED)
                        THAILAND  (CONTINUED)
          25,000        Thai Farmers Bank Public
                          Company Limited (1)           $     35,298
                                                        ------------
                                                              73,484
                                                        ------------
                        TURKEY - 2.7%
         700,000        Eregli Demir ve Celik
                          Fabrikalari T.A.S (Erdemir)         17,472
         165,000        Koc Holding AS                        16,645
          46,815        Migros Turk T.A.S.                    20,205
       2,000,000        Yapi ve Kredi Bankasi AS              29,120
                                                        ------------
                                                              83,442
                                                        ------------
                        ZIMBABWE - 0.7%
         162,000        Econet Wireless Holdings (1)          23,294
                                                        ------------
                        Total Common Stocks
                          (Cost $2,166,157)                2,542,349
                                                        ------------
                        WARRANTS - 0.8%
                        THAILAND - 0.8%
          25,000        Bangkok Bank Public Company
                          Limited (Cost $24,328) (1)          23,986
                                                        ------------
                        PREFERRED STOCK - 1.1%
                        BRAZIL - 1.1%
         905,000        Gerdau SA                             16,366
         200,000        Telecomunicacoes de Sao Paulo
                          SA                                  18,801
                                                        ------------
                                                              35,167
                                                        ------------
                        Total Preferred Stock
                          (Cost $42,023)                      35,167
                                                        ------------

   PRINCIPAL
     AMOUNT
---------------------
                        REPURCHASE AGREEMENT - 10.0%
     $   317,000        State Street Bank and Trust
                          Company, 4.25%, 11/01/1999
                          (Cost $317,000) (2)                317,000
                                                        ------------

Total Investments - 92.3%
  (Cost $2,549,508)                            2,918,502
Other Assets Less Liabilities - 7.7%             243,880
                                            ------------
Total Net Assets - 100%                     $  3,162,382
                                            ============

------------------

                  (1)   Denotes non-income producing security.
                  (2)   The repurchase agreement, dated 10/29/99 with
                        a repurchase price of $317,112 is
                        collateralized by a $325,000 United States
                        Treasury Note, 6.250%,
                        due 7/31/01, valued at $327,438.
                ADR -   American Depository Receipts.
                GDR -   Global Depository Receipts.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                 VALUE
-----------                                            ----------
             COMMON STOCKS - 96.7%
             BELGIUM - 0.8%
      3,000  Carestel (1)                              $   75,676
                                                       ----------
             DENMARK - 0.8%
        760  Christian Hansen Holding AS                   74,689
                                                       ----------
             FRANCE - 13.7%
      1,500  ALTEN (1)                                    163,806
      2,400  Coflexip SA ADR                               95,100
      6,810  Cyrano (1)                                    36,075
      5,850  Genesys (1)                                  114,426
      2,100  GFI Informatique                             187,613
      2,300  Group R2I Sante                              106,366
      1,700  HF Company                                   132,579
      2,000  Infogrames Entertainment SA (1)              185,195
      1,600  Manitou B.F. SA                               78,198
      7,200  Societe Pour L' Informatique (1)             249,730
                                                       ----------
                                                        1,349,088
                                                       ----------
             GERMANY - 6.3%
      1,500  ADVA AG Optical Networking (1)               162,387
      2,333  Das Werk AG (1)                               73,563
      2,500  PrimaCom AG (1)                              124,287
      3,090  Rhon-Klinikum AG                             125,038
      2,300  Telegate AG (1)                               82,192
      2,500  WWL Internet AG (1)                           57,808
                                                       ----------
                                                          625,275
                                                       ----------
             HONG KONG - 2.3%
    150,000  Elec & Eltek International Holdings
               Limited                                     27,029
    738,000  Tan Chong International Limited              159,578
     19,000  Varitronix International Limited              40,961
                                                       ----------
                                                          227,568
                                                       ----------
             IRELAND - 1.5%
      7,000  CBT Group Public Limited Company ADR (1)     144,375
                                                       ----------
             ITALY - 2.5%
     89,200  Ciga SpA (1)                                  83,441
     11,500  Class Editori SpA                             96,817
     11,400  Gewiss SpA                                    70,574
                                                       ----------
                                                          250,832
                                                       ----------
  SHARES                                                 VALUE
-----------                                            ----------
             JAPAN - 21.7%
      6,000  Airport Facilities Company Limited        $   31,679
     18,000  Amada Metrecs Company Limited                113,837
      4,000  ARC Land Sakamoto Company Limited             67,075
     14,000  Canon Copier Sales Company Limited           108,662
      6,000  Charle Company Limited                        62,093
      6,000  Daidoh Limited                                14,316
     12,000  Diamond City Company Limited                  41,395
     12,000  Eiden Company Limited                        133,499
      6,000  Idec Izumi Corporation                        66,175
      5,000  Inaba Denkisangyo Company Limited             75,699
      7,000  Inabata & Comapny Limited                     32,599
      5,000  Japan Airport Terminal Company Limited        63,338
      6,000  Kosaido Company Limited                       94,289
      4,000  Mandom Corporation                           120,736
      4,000  Maruzen Company Limited                       16,136
      1,000  Meiko Shokai Company Limited                  38,520
      6,000  Mirai Industry Company Limited                96,589
      4,000  Nippon Cable Systems, Incorporated            51,936
     22,000  Nippon Thompson Company Limited              142,507
      6,500  Nishio Rent All Company                       51,696
     38,000  Nissan Fire & Marine Insurance Company
               Limited                                    131,085
     14,000  Sanki Engineering Company Limited             77,003
     12,000  Sanyo Chemical Industries, Limited           130,165
     16,000  Sumitomo Warehouse Company Limited            47,834
      3,000  Tachihi Enterprise Company Limited            80,778
     10,000  Toho Real Estate Company Limited              45,036
      2,500  Trusco Nakayama Corporation                   34,999
     10,000  Tsubaki Nakashima Company Limited            143,733
      5,000  Yushiro Chemical Industry Company
               Limited                                     23,716
                                                       ----------
                                                        2,137,125
                                                       ----------
             LUXEMBOURG - 1.0%
      2,600  SBS Broadcasting SA (1)                       95,225
                                                       ----------
             NETHERLANDS - 5.5%
      4,000  Apothekers Cooperatie OPG                     83,243
     12,000  Be Semiconductor Industries NV               122,973
      6,000  Devote NV (1)                                 88,288

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

  SHARES                                                 VALUE
-----------                                            ----------
             COMMON STOCKS  (CONTINUED)
             NETHERLANDS  (CONTINUED)
      4,034  Endemol Entertainment Holding NV          $  137,798
      4,368  Ordina Beheer NV                             106,052
                                                       ----------
                                                          538,354
                                                       ----------
             NORWAY - 0.8%
      5,200  Petroleum Geo-Services ASA (1)                77,557
                                                       ----------
             SINGAPORE - 3.0%
     52,000  Parkway Holdings Limited                      95,634
     70,000  Singapore Bus Services Limited               110,647
     98,000  Wing Tai Holdings Limited                     85,994
                                                       ----------
                                                          292,275
                                                       ----------
             SPAIN - 5.6%
      5,000  Cortefiel SA                                 130,488
     10,000  NH Hoteles SA                                112,988
     10,000  Prosegur, CIA de Seguridad SA                 81,982
      2,900  Sogecable SA (1)                              79,584
     27,300  TelePizza SA (1)                             145,764
                                                       ----------
                                                          550,806
                                                       ----------
             SWEDEN - 3.1%
      3,800  Modern Times Group MTB AB (1)                122,696
      7,800  OM Gruppen AB                                100,362
      8,800  Scandic Hotels AB                             82,251
                                                       ----------
                                                          305,309
                                                       ----------
             SWITZERLAND - 3.2%
          4  Lindt & Spruengli AG                          98,442
        290  Selecta Group                                102,584
        282  SEZ Holding AG                               114,744
                                                       ----------
                                                          315,770
                                                       ----------
             UNITED KINGDOM - 24.9%
    260,000  Allied Leisure PLC                           127,990
    105,000  Amstrad PLC                                  198,139
      6,000  Ask Central PLC                               58,088
     35,000  Booker PLC                                    71,789
    100,500  British Regional Airlines Group PLC           87,402
     80,000  Corporate Services Group PLC                 139,148
     12,400  Fairey Group PLC                              78,947
     11,000  Freeport Leisure PLC                         101,621
  SHARES                                                 VALUE
-----------                                            ----------
     14,550  Galen Holdings PLC                        $  134,894
     37,800  Jarvis Hotels PLC                             68,539
     60,000  John David Sports PLC                        137,343
    120,000  Limelight Group PLC                           94,516
     29,000  Low & Bonar PLC                               90,414
     38,000  Meconic PLC                                  139,050
     30,000  MERANT PLC (1)                               120,606
     40,000  Microgen PLC                                 114,863
     58,500  Ockham Holdings PLC                           82,554
     24,300  Penna Holdings PLC                           117,628
     10,000  Photo-Me International PLC                   244,658
     12,300  Renishaw PLC                                 101,823
     30,000  Rosebys PLC                                  143,250
                                                       ----------
                                                        2,453,262
                                                       ----------
             Total Common Stocks
               (Cost $8,173,120)                        9,513,186
                                                       ----------
             PREFERRED STOCK - 1.4%
             GERMANY - 1.4%
        640  Marschollek, Lautenschlaeger und Partner
               AG (Cost $61,750)                          134,871
                                                       ----------

 PRINCIPAL
  AMOUNT
-----------
             REPURCHASE AGREEMENT - 0.1%
$    14,500  State Street Bank and Trust Company,
               4.25%, 11/01/1999 (Cost $14,500) (2)        14,500
                                                       ----------

Total Investments - 98.2%
  (Cost $8,249,370)                         9,662,557
Other Assets Less Liabilities - 1.8%          173,393
                                           ----------
Total Net Assets - 100%                    $9,835,950
                                           ==========

------------------

(1)  Denotes non-income producing security.
(2) The repurchase agreement, dated 10/29/99 with a repurchase price of $14,505 is collateralized by a $15,000 United States Treasury Note, 6.250%, due 5/31/00, valued at $15,450.
ADR  American Depository Receipts.
  -

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

SHARES                                               VALUE
-------                                            ----------
         COMMON STOCKS - 96.5%
         CHINA - 79.0%
556,000  Angang New Steel Company Limited          $   65,121
452,000  Anhui Conch Cement Company Limited            44,796
95,600   China International Marine Containers
           Limited                                     61,399
340,000  China Shipping Development Company
           Limited (1)                                 63,453
81,663   China Vanke Company Limited                   23,439
167,000  Dazhong Transportation Company (1)            60,454
70,000   Eastern Communicationns Company Limited       57,120
69,000   Guangdong Electric Power Development
           Company Limited                             31,971
56,000   Guangdong Kelon Electrical Holdings
           Company Limited                             49,733
804,000  Maanshan Iron & Steel Company
           Limited (1)                                 62,089
72,800   Shanghai Lujiazhui Finance & Trade Zone
           Development Company Limited                 21,258
324,000  Shanghai Petrochemical Company Limited        66,722
160,000  Shanghai Tyre & Rubber Company Limited        18,240
71,000   Shanghai Waigaoqiao Free Trade Zone
           Development Company Limited                 19,880
174,000  Shenzhen Expressway Company Limited           25,979
178,000  Yanzhou Coal Mining Company Limited           58,993
720,000  Yizheng Chemical Fibre Company
           Limited (1)                                196,923
376,000  Zhejiang Expressway Company Limited           57,589
112,000  Zhejiang Southeast Electric Power
           Company Limited                             32,032
                                                   ----------
                                                    1,017,191
                                                   ----------
SHARES                                               VALUE
-------                                            ----------

         HONG KONG - 17.5%
 7,500   Brilliance China Automotive Holdings
           Limited (1)                             $   27,830
72,000   China Merchants Holdings International
           Company Limited                             56,992
480,000  China National Aviation Company Limited       60,544
62,000   Cosco Pacific Limited                         46,284
29,000   New World Infrastructure Limited (1)          33,593
                                                   ----------
                                                      225,243
                                                   ----------
         Total Common Stocks
           (Cost $1,065,397)                        1,242,434

PRINCIPAL
 AMOUNT
---------
           REPURCHASE AGREEMENT - 3.3%
 $43,000   State Street Bank and Trust Company,
             4.25%, 11/01/1999
             (Cost $43,000)(2)                           43,000
                                                     ----------

Total Investments - 99.8%
  (Cost $1,108,397)                         1,285,434
Other Assets Less Liabilities - 0.2%            2,728
                                           ----------
Total Net Assets - 100.0%                  $1,288,162
                                           ==========

------------------

(1)  Denotes non-income producing security.
(2) The repurchase agreement, dated 10/29/99 with a repurchase price of $43,015 is collateralized by a $45,000 United States Treasury Note, 6.250%, due 5/31/01, valued at $46,350.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                  VALUE
-----------                                            -----------
             COMMON STOCKS - 81.1%
             BASIC MATERIALS - 4.3%
      5,000  Georgia-Pacific Group                     $   198,438
      3,400  Weyerhaeuser Company                          202,937
      4,900  Willamette Industries, Incorporated           203,656
                                                       -----------
                                                           605,031
                                                       -----------
             CAPITAL GOODS - 5.8%
      5,000  American Standard Companies,
               Incorporated (1)                            190,937
      4,400  Rockwell International Corporation            213,125
      2,500  Textron, Incorporated                         192,969
      5,600  Tyco International Limited                    223,650
                                                       -----------
                                                           820,681
                                                       -----------
             COMPUTER HARDWARE - 3.9%
      3,700  Intel Corporation                             286,519
      4,200  Tellabs, Incorporated (1)                     265,650
                                                       -----------
                                                           552,169
                                                       -----------
             COMPUTERS - 7.5%
      5,000  Apple Computer, Incorporated (1)              400,625
      6,000  Siebel Systems, Incorporated (1)              658,875
                                                       -----------
                                                         1,059,500
                                                       -----------
             CONSUMER CYCLICAL - 12.1%
      4,800  Abercrombie & Fitch Company (1)               130,800
      7,400  Circuit City Stores-Circuit City Group        315,887
      9,500  Family Dollar Stores, Incorporated            195,938
      5,100  GAP, Incorporated                             189,338
      6,900  Jones Apparel Group, Incorporated (1)         218,212
      4,300  Lowe's Companies, Incorporated                236,500
      6,900  TJX Companies, Incorporated                   187,163
      3,400  Whirlpool Corporation                         236,937
                                                       -----------
                                                         1,710,775
                                                       -----------
             CONSUMER STAPLES - 1.4%
     10,300  Darden Restaurants, Incorporated              196,344
                                                       -----------
             FINANCIAL SERVICES - 3.6%
      4,650  Citigroup, Incorporated                       251,681
      2,300  Morgan Stanley Dean Witter & Company          253,719
                                                       -----------
                                                           505,400
                                                       -----------
  SHARES                                                  VALUE
-----------                                            -----------

             HEALTH CARE - 4.4%
      2,500  Allergan, Incorporated                    $   268,437
      4,800  Biogen, Incorporated (1)                      355,800
                                                       -----------
                                                           624,237
                                                       -----------
             TECHNOLOGY - 28.9%
      7,200  Adobe Systems, Incorporated                   503,550
      6,400  Altera Corporation (1)                        311,200
      8,500  Amdocs Limited (1)                            236,406
      5,400  Citrix Systems, Incorporated (1)              346,275
      9,400  Compuware Corporation (1)                     261,438
      3,600  Comverse Technology, Incorporated (1)         408,600
     10,350  Concord EFS, Incorporated (1)                 280,097
      1,800  Electronic Arts, Incorporated (1)             145,463
      3,800  Lexmark International Group,
               Incorporated (1)                            296,637
      4,700  Solectron Corporation (1)                     353,675
      4,900  Synopsys, Incorporated (1)                    305,331
      4,400  Texas Instruments, Incorporated               394,900
      4,400  Waters Corporation (1)                        233,750
                                                       -----------
                                                         4,077,322
                                                       -----------
             TELECOMMUNICATIONS - 9.2%
      3,800  Corning, Incorporated                         298,775
      2,800  MCI WorldCom, Incorporated (1)                240,275
      4,400  Sprint Corporation                            326,975
      4,800  United States Cellular Corporation (1)        424,800
                                                       -----------
                                                         1,290,825
                                                       -----------
             Total Common Stocks
               (Cost $8,829,601)                        11,442,284
             SHORT TERM INVESTMENT - 0.0%
      5,221  SSgA U.S. Government Money Market Fund,
               4.888%
               (Cost $5,221)(2)                              5,221
                                                       -----------

Total Investments - 81.1%
  (Cost $8,834,822)                         11,447,505
Other Assets Less Liabilities - 18.9%        2,662,359
                                           -----------
Total Net Assets - 100%                    $14,109,864
                                           ===========

------------------

(1)  Denotes non-income producing security.
(2)  Interest rate shown is 7-day yield as of October 31, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

 SHARES                                                VALUE
--------                                            -----------
          COMMON STOCKS - 97.4%
          BASIC INDUSTRY - 2.5%
   9,256  Cambrex Corporation                       $   279,994
  12,481  Elcor Corporation                             307,345
   6,076  Ferro Corporation                             123,798
  23,800  UCAR Internal, Incorporated (1)               465,587
                                                    -----------
                                                      1,176,724
                                                    -----------
          BUSINESS SERVICES - 2.2%
  21,117  ACNielson Corporation (1)                     464,574
  39,894  Group Maintenance America
            Corporation (1)                             383,980
  16,240  RemedyTemp, Incorporated Class A (1)          174,580
                                                    -----------
                                                      1,023,134
                                                    -----------
          CAPITAL GOODS - 7.5%
  13,400  Astec Industries, Incorporated (1)            314,062
  24,778  Hussmann International, Incorporated          396,448
  27,428  Mueller Industries, Incorporated (1)          875,982
  18,200  Plexus Corporation (1)                        482,300
  37,470  Safety-Kleen Corporation                      428,563
  13,272  SLI, Incorporated (1)                         142,674
  10,685  SPX Corporation (1)                           905,554
                                                    -----------
                                                      3,545,583
                                                    -----------
          CONSUMER CYCLICAL - 21.2%
  22,590  Ames Department Stores,
            Incorporated (1)                            715,821
  20,039  CEC Entertainment, Incorporated (1)           642,501
  54,139  Dal-Tile International,
            Incorporated (1)                            504,169
  45,456  Fairfield Communities, Incorporated (1)       556,836
  22,394  Family Dollar Stores, Incorporated            461,876
  46,700  Heilig-Meyers Company                         204,313
  21,700  Helen of Troy Limited (1)                     193,944
  31,008  Hollywood Entertainment Corporation (1)       437,988
  34,943  Jack in The Box, Incorporated (1)             840,816
  16,862  Papa John's International,
            Incorporated (1)                            630,217
  35,115  Regis Corporation                             651,822
  33,092  Rent-A-Center, Incorporated (1)               605,997
  30,756  Rent-Way, Incorporated (1)                    511,319
  24,855  Ruby Tuesday, Incorporated                    473,798
  37,435  School Specialty, Incorporated (1)            554,506
  28,705  ShopKo Stores, Incorporated (1)               719,419
  14,604  Valassis Communications,
            Incorporated (1)                            627,972
  32,990  WestPoint Stevens, Incorporated               624,748
                                                    -----------
                                                      9,958,062
                                                    -----------
 SHARES                                                VALUE
--------                                            -----------
          CONSUMER STAPLES - 2.5%
  13,180  American Italian Pasta Company (1)        $   331,147
  25,015  Aurora Foods, Incorporated (1)                322,068
   6,409  Chattem, Incorporated (1)                     112,959
  20,600  International Home Foods,
            Incorporated (1)                            393,975
                                                    -----------
                                                      1,160,149
                                                    -----------
          ENERGY - 5.1%
  19,280  BJ Services Company (1)                       661,545
  11,186  Cooper Cameron Corporation (1)                432,758
  16,700  Core Laboratories N.V. (1)                    306,863
  12,869  Hanover Compressor Company (1)                476,153
  15,214  Weatherford International, Incorporated       515,374
                                                    -----------
                                                      2,392,693
                                                    -----------
          FINANCIALS - 9.0%
  20,420  Affiliated Managers Group,
            Incorporated (1)                            546,235
  23,378  AmerUs Life Holdings, Incorporated            563,994
   4,000  Annuity and Life Re (Holdings) Limited         94,000
  14,837  Bank United Corporation                       578,643
  24,600  Capitol Federal Financial                     246,000
  19,079  Colonial BancGroup, Incorporated              227,756
  24,898  Cullen/Frost Bankers, Incorporated            718,930
   6,229  Duff & Phelps Credit Rating Company           467,175
  33,218  Heller Financial, Incorporated                788,927
                                                    -----------
                                                      4,231,660
                                                    -----------
          HEALTH CARE - 11.7%
   4,300  Beckman Coulter, Incorporated                 197,800
   2,200  C. R. Bard, Incorporated                      118,663
  17,500  CONMED Corporation (1)                        436,406
  28,088  Haemonetics Corporation (1)                   524,894
  54,600  Health Management Associates,
            Incorporated (1)                            484,575
  15,091  Invacare Corporation                          315,025
   9,100  Jones Pharma, Incorporated                    282,100
  67,200  Laboratory Corporation of America
            Holdings (1)                                201,600
  12,900  Lincare Holdings, Incorporated (1)            362,812
  18,600  Medicis Pharmaceutical Corporation (1)        567,300
  21,300  ProVantage Health Services,
            Incorporated (1)                            248,944
  26,866  Province Healthcare Company (1)               433,214
  25,693  Quest Diagnostics, Incorporated (1)           719,404
  23,439  Sybron International Corporation (1)          558,141
   1,100  Universal Health Services,
            Incorporated (1)                             32,313
                                                    -----------
                                                      5,483,191
                                                    -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

 SHARES                                                VALUE
--------                                            -----------
          COMMON STOCKS  (CONTINUED)
          MEDIA - 5.1%
   4,790  Cox Radio, Incorporated Class A (1)       $   335,300
   4,800  Emmis Communications Corporation (1)          346,200
   1,465  Entercom Communications Corporation (1)        72,975
  42,254  Mail-Well, Incorporated (1)                   565,147
     900  Radio Unica Corporation (1)                    25,763
   8,500  Salem Communications Corporation (1)          211,437
   4,100  Spanish Broadcasting Systems,
            Incorporated (1)                            109,163
  12,533  True North Communications, Incorporated       505,237
   5,098  Young & Rubicam, Incorporated                 233,233
                                                    -----------
                                                      2,404,455
                                                    -----------
          REAL ESTATE - 1.7%
  22,425  Catellus Development Corporation (1)          263,494
  21,926  Manufactured Home Communities,
            Incorporated                                511,150
                                                    -----------
                                                        774,644
                                                    -----------
          TECHNOLOGY - 23.1%
  21,300  Actel Corporation (1)                         402,038
  13,400  Affiliated Computer Services,
            Incorporated (1)                            509,200
     300  Akamai Technologies, Incorporated (1)          43,556
  13,900  Amphenol Corporation (1)                      821,837
   1,600  Ardent Software, Incorporated (1)              35,300
  26,700  Artesyn Technologies, Incorporated (1)        527,325
  13,400  Burr-Brown Corporation (1)                    526,788
   2,796  CTS Corporation                               158,149
   9,700  DII Group, Incorporated (1)                   349,200
  29,300  General Semiconductor, Incorporated (1)       307,650
  13,200  Integrated Device Technology,
            Incorporated (1)                            271,425
  13,000  L - 3 Communications Holdings,
            Incorporated (1)                            548,437
  20,200  LTX Corporation (1)                           319,413
  29,727  NOVA Corporation (1)                          772,902
 SHARES                                                VALUE
--------                                            -----------
  22,143  Perkinelmer, Incorporated (1)             $   903,711
  22,258  Pinnacle Holdings, Incorporated (1)           534,192
   9,900  Progress Software Corporation (1)             331,650
  17,526  Remedy Corporation (1)                        753,618
  25,600  Sybase, Incorporated (1)                      345,600
  14,300  Symantec Corporation (1)                      682,825
  14,226  Symbol Technologies, Incorporated             565,483
  14,000  Varian, Incorporated (1)                      264,250
  16,279  Zebra Technologies Corporation (1)            885,171
                                                    -----------
                                                     10,859,720
                                                    -----------
          TRANSPORTATION - 1.5%
     400  Landstar System, Incorporated (1)              16,200
  27,170  Mesaba Holdings, Incorporated (1)             312,455
  15,265  SkyWest, Incorporated                         378,763
                                                    -----------
                                                        707,418
                                                    -----------
          UTILITIES - 4.3%
   1,300  CT Communications, Incorporated                62,562
  75,607  El Paso Electric Company (1)                  689,914
  30,200  Kinder Morgan, Incorporated                   607,775
  23,204  Montana Power Company                         659,864
     300  Triton PCS Holdings, Incorporated (1)          10,575
                                                    -----------
                                                      2,030,690
                                                    -----------
          Total Common Stocks
            (Cost $42,887,488)                       45,748,123
          SHORT TERM INVESTMENT - 0.7%
 351,555  SSgA U.S. Government Money Market Fund,
            4.888%
            (Cost $351,555) (2)                         351,555
                                                    -----------

Total Investments - 98.1%
  (Cost $43,239,043)                        46,099,678
Other Assets Less Liabilities - 1.9%           884,031
                                           -----------
Total Net Assets - 100%                    $46,983,709
                                           ===========

------------------

(1)  Denotes non-income producing security.
(2)  Interest rate shown is 7-day yield as of October 31, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1999

  SHARES                                                 VALUE
----------                                            -----------
            COMMON STOCKS - 75.0%
            BUSINESS SERVICES - 1.6%
    15,000  EMCOR Group, Incorporated (1)             $   281,250
     7,900  ICT Group, Incorporated (1)                    53,325
                                                      -----------
                                                          334,575
                                                      -----------
            CAPITAL GOODS - 3.9%
    25,000  Bayou Steel Corporation (1)                    84,375
    35,000  IT Group, Incorporated (1)                    345,625
    12,000  Nortek, Incorporated (1)                      367,500
                                                      -----------
                                                          797,500
                                                      -----------
            CONSUMER CYCLICAL - 11.3%
    60,000  Aftermarket Technology Corporation (1)        566,250
    35,000  Isle of Capri Casinos, Incorporated (1)       415,625
   100,000  Movie Gallery, Incorporated (1)               487,500
    10,000  OshKosh B' Gosh, Incorporated                 205,000
    85,000  Safety 1st, Incorporated (1)                  658,750
                                                      -----------
                                                        2,333,125
                                                      -----------
            CONSUMER STAPLES - 2.0%
    15,000  Performance Food Group Company (1)            406,875
                                                      -----------
            ENERGY - 4.9%
    25,000  Midcoast Energy Resources, Incorporated       456,250
    10,000  Pennaco Energy, Incorporated                  110,625
    20,000  Prima Energy Corporation Company (1)          437,500
                                                      -----------
                                                        1,004,375
                                                      -----------
            FINANCIALS - 3.9%
     4,500  Duff & Phelps Credit Rating Company           337,500
    22,500  Triad Guaranty, Incorporated (1)              462,656
                                                      -----------
                                                          800,156
                                                      -----------
            HEALTH CARE - 11.4%
    40,000  Embrex, Incorporated (1)                      335,000
    60,000  Hanger Orthopedic Group,
              Incorporated (1)                            738,750
    23,200  Immucor, Incorporated (1)                     278,400
     2,500  Invivo Corporation (1)                         28,750
  SHARES                                                 VALUE
----------                                            -----------
    20,000  LifePoint Hospitals, Incorporated (1)     $   236,250
    20,000  Medco Research, Incorporated (1)              482,500
    43,500  Unilab Corporation                            247,406
                                                      -----------
                                                        2,347,056
                                                      -----------
            MEDIA - 3.5%
    30,000  Saga Communications, Incorporated (1)         723,750
                                                      -----------
            RESTAURANT - 7.6%
    20,000  ICH Corporation (1)                           217,500
    18,300  NPC International, Incorporated (1)           219,600
     7,500  PJ America, Incorporated (1)                  148,594
    25,000  RARE Hospitality International,
              Incorporated (1)                            498,437
    55,000  Taco Cabana, Incorporated (1)                 477,813
                                                      -----------
                                                        1,561,944
                                                      -----------
            RETAIL - 13.9%
    36,500  Braun's Fashions Corporation (1)              606,813
    75,000  Cato Corporation                              862,500
    18,125  Fred's, Incorporated                          217,500
    30,000  InterTan, Incorporated (1)                    675,000
    25,000  Tractor Supply Company (1)                    500,000
                                                      -----------
                                                        2,861,813
                                                      -----------
            TECHNOLOGY - 7.6%
    20,000  Daisytek International Corporation (1)        332,500
    20,000  Elantec Semiconductor, Incorporated (1)       427,500
     5,000  JNI Corporation (1)                           267,187
     5,000  Nanometrics, Incorporated (1)                  60,313
     2,500  Predictive Systems, Incorporated (1)          108,750
    10,000  Rare Medium Group, Incorporated (1)           144,375
     6,000  Rogers Corporation (1)                        217,500
                                                      -----------
                                                        1,558,125
                                                      -----------
            TRANSPORTATION - 2.8%
    50,000  Mesaba Holdings, Incorporated (1)             575,000
                                                      -----------
            UTILITIES - 0.6%
    15,000  El Paso Electric Company (1)                  136,875
                                                      -----------
            Total Common Stocks
              (Cost $14,009,694)                       15,441,169
                                                      -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
OCTOBER 31, 1999

  SHARES                                                 VALUE
----------                                            -----------
            OPTIONS - 3.5%
    10,000  Russell 2000 Index Put (1)                $   120,000
    20,000  Russell 2000 Index Put (1)                    217,500
    20,000  S & P Small Capital 600 Index Put (1)         120,000
    10,000  US Oncology, Incorporated Put (1)              56,250
    15,000  US Oncology, Incorporated Put (1)              88,125
    15,000  US Oncology, Incorporated Put (1)             123,750
                                                      -----------
            Total Options
              (Cost $788,013)                             725,625
                                                      -----------
            SHORT TERM INVESTMENTS - 9.7%
 1,000,035  SSgA U.S. Government Money Market Fund,
              4.888% (2)                                1,000,035
 1,000,035  SSgA Money Market Fund, 5.134% (2)          1,000,035
                                                      -----------
            Total Short Term Investments
              (Cost $2,000,070)                         2,000,070
                                                      -----------

PRINCIPAL
  AMOUNT                                                 VALUE
----------                                            -----------
            REPURCHASE AGREEMENT - 16.2%
$3,330,000  State Street Bank and Trust Company,
              4.250%, 11/01/1999
              (Cost $3,330,000) (3)                   $ 3,330,000
                                                      -----------

Total Investments - 104.4%
  (Cost $20,127,777)                        21,496,864
Liabilities in Excess of Other Assets -
(4.4%)                                        (901,282)
                                           -----------
Total Net Assets - 100%                    $20,595,582
                                           ===========

------------------

(1)  Denotes non-income producing security.
(2)  Interest rate shown is 7-day yield as of October 31, 1999.
(3) The repurchase agreement, dated 10/29/99 with a repurchase price of $3,331,179 is collateralized by a $3,300,000 United States Treasury Note, 6.250%, due 5/31/00, valued at $3,339,000.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1999

                                            EMERGING
                           INTERNATIONAL    MARKETS
                                FUND          FUND
                           --------------  ----------
ASSETS
  Investments in
    securities, at
    value--Note 2           $144,692,766   $2,601,502
  Repurchase agreements        7,560,000      317,000
  Cash                             7,439       79,303
  Foreign currency, at
    value                      4,749,697      212,529
  Dividends receivable           206,276       21,497
  Interest receivable              2,677          112
  Receivable for
    securities sold            3,107,780       79,570
  Receivable for Fund
    shares sold                3,031,203       10,246
  Deferred organizational
    costs                          2,474          584
  Prepaid expenses                 3,692       22,543
  Due from Investment
    Adviser--Note 3               66,700       33,791
                            ------------   ----------
      Total Assets           163,430,704    3,378,677
                            ------------   ----------
LIABILITIES
  Payable for securities
    purchased                  2,772,207      184,190
  Payable for forward
    foreign currency
    contracts purchased          555,350        3,540
  Payable for Fund shares
    redeemed                   2,165,532            0
  Advisory fee
    payable--Note 3               58,391        2,498
  Administration fee
    payable--Note 3               29,195          321
  Shareholder servicing
    fee payable--Note 4                0            0
  Accrued expenses and
    other liabilities            230,087       25,746
                            ------------   ----------
      Total Liabilities        5,810,762      216,295
                            ------------   ----------
      Net Assets            $157,619,942   $3,162,382
                            ============   ==========
NET ASSETS
  Capital paid-in           $119,027,661   $2,500,456
  Undistributed
    (distributions in
    excess of) net
    investment income          1,145,028       63,557
  Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    transactions              12,767,394      235,046
  Net unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    transactions              24,679,859      363,323
                            ------------   ----------
      Net Assets            $157,619,942   $3,162,382
                            ============   ==========
INVESTOR CLASS:
  Net Assets                $157,619,942   $3,162,382
  Net asset value,
    offering and
    redemption price per
    share                   $      17.02   $    12.18
Total shares outstanding
  at end of period             9,262,927      259,628
ADVISOR CLASS:
  Net Assets                $         --   $       --
  Net asset value,
    offering and
    redemption price per
    share                   $         --   $       --
Total shares outstanding
  at end of period                    --           --
Cost of securities
  including repurchase
  agreements                $127,026,667   $2,549,508
Cost of foreign currency    $  4,744,273   $  212,125

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           INTERNATIONAL
                              SMALLER        GREATER    U.S. DIVERSIFIED   U.S. SMALLER      MICRO
                             COMPANIES        CHINA          GROWTH          COMPANIES        CAP
                                FUND          FUND            FUND             FUND          FUND
                           --------------  -----------  -----------------  -------------  -----------
ASSETS
  Investments in
    securities, at
    value--Note 2            $9,648,057    $1,242,434      $11,447,505      $46,099,678   $18,166,864
  Repurchase agreements          14,500        43,000                0                0     3,330,000
  Cash                               41         1,624              200                0         5,908
  Foreign currency, at
    value                       171,444         7,407                0                0             0
  Dividends receivable           17,358         1,049            5,726           13,859             0
  Interest receivable                 5            15               87           11,532         9,037
  Receivable for
    securities sold              83,547        44,357        2,717,867        1,328,901       493,764
  Receivable for Fund
    shares sold                  82,933             0                8          389,916        15,104
  Deferred organizational
    costs                        12,088             0                0            8,969             0
  Prepaid expenses                    0           321                0            9,161         5,556
  Due from Investment
    Adviser--Note 3              20,704        20,317            4,581           44,262        16,478
                             ----------    ----------      -----------      -----------   -----------
      Total Assets           10,050,677     1,360,524       14,175,974       47,906,278    22,042,711
                             ----------    ----------      -----------      -----------   -----------
LIABILITIES
  Payable for securities
    purchased                   162,702             0                0          822,798     1,378,815
  Payable for forward
    foreign currency
    contracts purchased          25,674        13,724                0                0             0
  Payable for Fund shares
    redeemed                          0             0                0                0             0
  Advisory fee
    payable--Note 3                   0           999            7,488           24,221        20,909
  Administration fee
    payable--Note 3               2,041           277                0           10,092         4,182
  Shareholder servicing
    fee payable--Note 4               0             0                0            5,209             0
  Accrued expenses and
    other liabilities            24,310        57,362           58,622           60,249        43,223
                             ----------    ----------      -----------      -----------   -----------
      Total Liabilities         214,727        72,362           66,110          922,569     1,447,129
                             ----------    ----------      -----------      -----------   -----------
      Net Assets             $9,835,950    $1,288,162      $14,109,864      $46,983,709   $20,595,582
                             ==========    ==========      ===========      ===========   ===========
NET ASSETS
  Capital paid-in            $7,066,950    $1,018,953      $ 9,824,027      $45,787,066   $13,269,260
  Undistributed
    (distributions in
    excess of) net
    investment income            30,780         7,997                0         (120,661)            0
  Accumulated net
    realized gain (loss)
    on investments and
    foreign currency
    transactions              1,350,414        97,899        1,673,154       (1,543,331)    5,957,235
  Net unrealized
    appreciation
    (depreciation) of
    investments and
    foreign currency
    transactions              1,387,806       163,313        2,612,683        2,860,635     1,369,087
                             ----------    ----------      -----------      -----------   -----------
      Net Assets             $9,835,950    $1,288,162      $14,109,864      $46,983,709   $20,595,582
                             ==========    ==========      ===========      ===========   ===========
INVESTOR CLASS:
  Net Assets                 $9,835,950    $1,288,162      $14,109,864      $42,177,047   $20,595,582
  Net asset value,
    offering and
    redemption price per
    share                    $    14.29    $    12.72      $      6.73      $     12.79   $     24.59
Total shares outstanding
  at end of period              688,188       101,262        2,097,760        3,298,279       837,704
ADVISOR CLASS:
  Net Assets                 $       --    $       --      $        --      $ 4,806,662   $        --
  Net asset value,
    offering and
    redemption price per
    share                    $       --    $       --      $        --      $     12.72   $        --
Total shares outstanding
  at end of period                   --            --               --          377,833            --
Cost of securities
  including repurchase
  agreements                 $8,249,370    $1,108,397      $ 8,834,822      $43,239,043   $20,127,777
Cost of foreign currency     $  171,586    $    7,407      $        --      $        --   $        --

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1999

                                             EMERGING    EMERGING
                            INTERNATIONAL    MARKETS     MARKETS
                                FUND         FUND (1)    FUND (2)
                           ---------------  ----------------------
INVESTMENT
  INCOME--(NOTE 1)
  Dividend income            $ 1,984,821     $ 15,320    $ 21,598
  Interest income                362,681        3,637       4,468
  Foreign taxes                 (126,270)      (6,946)     (1,596)
  Allocated expenses            (579,131)     (10,594)    (15,866)
                             -----------     --------    --------
      Total Income             1,642,101        1,417       8,604
                             -----------     --------    --------
EXPENSES
  Investment advisory
    fees--Note 3                 290,211        3,367           0
  Shareholder servicing
    fees--Note 4                       0            0           0
  Administrative
    fees--Note 3                 261,555        1,925       1,695
  Subadministration
    Fees--Note 3                 103,790        1,083      25,000
  Custodian fees                  21,909       17,186      12,000
  Audit fees                      44,678       29,875      11,447
  Legal fees                      63,753        1,404       1,626
  Printing expenses               26,666        3,354       2,098
  Trustees fees--Note 5           13,825          104         115
  Transfer agent fees             55,749        9,055      17,454
  Organizational expenses          1,031           24           0
  Registration fees               23,400        5,952      12,618
  Other                           22,622           80         230
                             -----------     --------    --------
      Total Expenses             929,189       73,409      84,283
  Expenses borne by
    Investment
    Adviser--Note 3              (73,657)     (65,719)    (51,617)
  Expenses
    waived--Note 3               (72,215)           0     (29,847)
                             -----------     --------    --------
      Net Expenses               783,317        7,690       2,819
                             -----------     --------    --------
      Net Investment
        Income (Loss)            858,784       (6,273)      5,785
                             -----------     --------    --------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain
    (loss) on investments
    sold                      15,174,807      243,205     199,523
  Net realized gain
    (loss) on foreign
    currency transactions     (1,083,183)       3,628       2,854
                             -----------     --------    --------
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions              14,091,624      246,833     202,377
                             -----------     --------    --------
  Change in net
    unrealized
    appreciation
    (depreciation) on
    investments               13,744,699      134,209     240,027
  Change in net
    unrealized
    appreciation
    (depreciation) on
    foreign currency
    transactions                (551,663)      (6,075)     (2,648)
                             -----------     --------    --------
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency
    transactions              13,193,036      128,134     237,379
                             -----------     --------    --------
  Net Gain (Loss)             27,284,660      374,967     439,756
                             -----------     --------    --------
  NET INCREASE (DECREASE)
    IN NET ASSETS
    RESULTING FROM
    OPERATIONS               $28,143,444     $368,694    $445,541
                             ===========     ========    ========

----------------

(1)  For the period June 1, 1999 through October 31, 1999.
(2)  For the year ended May 31, 1999.
(3) For the period January 4, 1999 (commencement of operations) through October 31, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 INTERNATIONAL       GREATER       U.S. DIVERSIFIED    U.S. SMALLER    U.S. SMALLER
                                    SMALLER           CHINA             GROWTH          COMPANIES       COMPANIES      MICRO CAP
                                COMPANIES FUND       FUND(3)             FUND            FUND(1)         FUND(2)        FUND(1)
                                ---------------  ---------------  ------------------  ------------------------------  -----------
INVESTMENT INCOME--(NOTE 1)
  Dividend income                 $  140,857        $  8,229          $   76,636       $    95,016     $   295,623    $    6,116
  Interest income                     10,249          21,763                 707            62,373         131,425        82,356
  Foreign taxes                       (9,695)              0                   0                 0               0             0
  Allocated expenses                 (37,297)              0                   0                 0        (451,140)
                                  ----------        --------          ----------       -----------     -----------    ----------
      Total Income                   104,114          29,992              77,343           157,389         (24,092)       88,472
                                  ----------        --------          ----------       -----------     -----------    ----------
EXPENSES
  Investment advisory
    fees--Note 3                      28,677           8,981             102,942           106,650               0        87,205
  Shareholder servicing
    fees--Note 4                           0               0                   0             5,209          11,960             0
  Administrative fees--Note 3         12,692           2,495                   0            53,348         139,898        17,441
  Subadministration
    Fees--Note 3                      18,439          10,816              13,767            21,508          41,969         7,060
  Custodian fees                      16,926          52,422              43,323            22,217          12,000        17,186
  Audit fees                          32,708          19,570              21,193            30,513          22,582        13,850
  Legal fees                           3,502           6,509               8,093            24,489          33,882        14,524
  Printing expenses                    8,176           1,809              13,738            11,317          29,347         3,354
  Trustees fees--Note 5                  543             122               1,939             3,144           5,808           471
  Transfer agent fees                 16,761          15,829              35,685            18,003          77,717         9,055
  Organizational expenses              1,259               0                   0             2,091             816             0
  Registration fees                   13,657          14,442              18,128             9,193          29,811         6,120
  Other                                  355               0              14,022               215           7,390         1,028
                                  ----------        --------          ----------       -----------     -----------    ----------
      Total Expenses                 153,695         132,995             272,830           307,897         413,180       177,294
  Expenses borne by Investment
    Adviser--Note 3                  (71,451)        (98,555)            (27,576)          (29,847)        (27,387)      (37,550)
  Expenses waived--Note 3            (15,366)        (14,435)            (39,875)                0         (29,317)            0
                                  ----------        --------          ----------       -----------     -----------    ----------
      Net Expenses                    66,878          20,005             205,379           278,050         356,476       139,744
                                  ----------        --------          ----------       -----------     -----------    ----------
      Net Investment Income
        (Loss)                        37,236           9,987            (128,036)         (120,661)       (380,568)      (51,272)
                                  ----------        --------          ----------       -----------     -----------    ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) on
    investments sold               1,362,745          97,899           1,801,211         1,996,019      (5,520,499)    3,611,077
  Net realized gain (loss) on
    foreign currency
    transactions                      (1,929)         (1,990)                  0                 0               0             0
                                  ----------        --------          ----------       -----------     -----------    ----------
  Net realized gain (loss) on
    investments and foreign
    currency transactions          1,360,816          95,909           1,801,211         1,996,019      (5,520,499)    3,611,077
                                  ----------        --------          ----------       -----------     -----------    ----------
  Change in net unrealized
    appreciation
    (depreciation) on
    investments                    2,032,111         177,037           1,962,730        (1,771,479)     (3,940,525)     (154,964)
  Change in net unrealized
    appreciation
    (depreciation) on foreign
    currency transactions            (25,239)        (13,724)                  0                 0               0             0
                                  ----------        --------          ----------       -----------     -----------    ----------
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and foreign
    currency transactions          2,006,872         163,313           1,962,730        (1,771,479)     (3,940,525)     (154,964)
                                  ----------        --------          ----------       -----------     -----------    ----------
  Net Gain (Loss)                  3,367,688         259,222           3,763,941           224,540      (9,461,024)    3,456,113
                                  ----------        --------          ----------       -----------     -----------    ----------
  NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING FROM
    OPERATIONS                    $3,404,924        $269,209          $3,635,905       $   103,879     $(9,841,592)   $3,404,841
                                  ==========        ========          ==========       ===========     ===========    ==========


                                 MICRO CAP
                                  FUND(2)
                                -----------
INVESTMENT INCOME--(NOTE 1)
  Dividend income               $   11,262
  Interest income                   61,772
  Foreign taxes                          0
  Allocated expenses                     0
                                ----------
      Total Income                  73,034
                                ----------
EXPENSES
  Investment advisory
    fees--Note 3                   102,215
  Shareholder servicing
    fees--Note 4                         0
  Administrative fees--Note 3       20,443
  Subadministration
    Fees--Note 3                    25,000
  Custodian fees                    47,595
  Audit fees                        17,653
  Legal fees                         3,191
  Printing expenses                  2,538
  Trustees fees--Note 5                824
  Transfer agent fees               30,691
  Organizational expenses                0
  Registration fees                 13,234
  Other                              3,873
                                ----------
      Total Expenses               267,257
  Expenses borne by Investment
    Adviser--Note 3                      0
  Expenses waived--Note 3         (104,034)
                                ----------
      Net Expenses                 163,223
                                ----------
      Net Investment Income
        (Loss)                     (90,189)
                                ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain (loss) on
    investments sold             3,798,687
  Net realized gain (loss) on
    foreign currency
    transactions                         0
                                ----------
  Net realized gain (loss) on
    investments and foreign
    currency transactions        3,798,687
                                ----------
  Change in net unrealized
    appreciation
    (depreciation) on
    investments                    932,978
  Change in net unrealized
    appreciation
    (depreciation) on foreign
    currency transactions                0
                                ----------
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and foreign
    currency transactions          932,978
                                ----------
  Net Gain (Loss)                4,731,665
                                ----------
  NET INCREASE (DECREASE) IN
    NET ASSETS RESULTING FROM
    OPERATIONS                  $4,641,476
                                ==========

----------------

(1)  For the period June 1, 1999 through October 31, 1999.
(2)  For the year ended May 31, 1999.
(3) For the period January 4, 1999 (commencement of operations) through October 31, 1999.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
OCTOBER 31, 1999

                                         INTERNATIONAL FUND
                                     --------------------------
                                      Year Ended    Year Ended
                                       10/31/99      10/31/98
                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
    From operations:
      Net investment income (loss)   $    858,784  $  1,915,529
      Net realized gain (loss) on
        investments and foreign
        currency                       14,091,624    23,730,622
      Change in net unrealized
        appreciation (depreciation)
        on investments and foreign
        currency                       13,193,036   (15,922,356)
                                     ------------  ------------
    Net increase (decrease) in net
      assets resulting from
      operations                       28,143,444     9,723,795
    Dividends and distributions to
      Investor Shareholders:
      From net investment income       (1,311,873)   (3,140,556)
      From net realized capital
        gains                         (22,931,620)  (15,603,343)
    Dividends and distributions to
      Advisor Shareholders:
      From net investment income                0             0
      From net realized capital
        gains                                 (17)            0
    Net increase (decrease) from
      Investor share transactions      23,765,334   (52,243,857)
    Net increase (decrease) from
      Advisor share transactions             (100)         (398)
                                     ------------  ------------
      TOTAL INCREASE (DECREASE)        27,665,168   (61,264,359)
  Net Assets
    Beginning of period               129,954,774   191,219,133
                                     ------------  ------------
    End of period                    $157,619,942  $129,954,774
                                     ============  ============
  Undistributed (distributions in
    excess of) net investment
    income                           $  1,145,028  $  2,713,544

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     EMERGING MARKETS FUND
                                     -----------------------------------------------------
                                                                           For the Period        INTERNATIONAL SMALLER
                                                                              10/31/97              COMPANIES FUND
                                                                          (Commencement of  -------------------------------
                                       For the Period       Year Ended      Operations)       Year Ended      Year Ended
                                     6/01/99 to 10/31/99     5/31/99         to 5/31/98        10/31/99        10/31/98
                                     -------------------  --------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
    From operations:
      Net investment income (loss)       $   (6,273)        $    5,785        $    37         $   37,236      $    20,201
      Net realized gain (loss) on
        investments and foreign
        currency                            246,833            202,377           (915)         1,360,816          293,969
      Change in net unrealized
        appreciation (depreciation)
        on investments and foreign
        currency                            128,134            237,379         (2,190)         2,006,872          334,169
                                         ----------         ----------        -------         ----------      -----------
    Net increase (decrease) in net
      assets resulting from
      operations                            368,694            445,541          3,068          3,404,924          648,339
    Dividends and distributions to
      Investor Shareholders:
      From net investment income                  0             (1,988)             0            (16,342)          (9,569)
      From net realized capital
        gains                                     0                  0              0           (313,960)        (377,722)
    Dividends and distributions to
      Advisor Shareholders:
      From net investment income                  0                  0              0                  0                0
      From net realized capital
        gains                                     0                  0              0                  0                0
    Net increase (decrease) from
      Investor share transactions           575,954          1,756,354         20,895          2,596,644       (2,932,448)
    Net increase (decrease) from
      Advisor share transactions                  0                  0              0                  0                0
                                         ----------         ----------        -------         ----------      -----------
      TOTAL INCREASE (DECREASE)             944,648          2,199,907         17,827          5,671,266       (2,671,400)
  Net Assets
    Beginning of period                   2,217,734             17,827              0          4,164,684        6,836,084
                                         ----------         ----------        -------         ----------      -----------
    End of period                        $3,162,382         $2,217,734        $17,827         $9,835,950      $ 4,164,684
                                         ==========         ==========        =======         ==========      ===========
  Undistributed (distributions in
    excess of) net investment
    income                               $   63,557         $    6,691        $    39         $   30,780      $    11,815

                                      GREATER CHINA FUND
                                     --------------------
                                        For the Period
                                           1/04/99
                                       (Commencement of
                                         Operations)
                                         to 10/31/99
                                     --------------------
INCREASE (DECREASE) IN NET ASSETS
    From operations:
      Net investment income (loss)        $    9,987
      Net realized gain (loss) on
        investments and foreign
        currency                              95,909
      Change in net unrealized
        appreciation (depreciation)
        on investments and foreign
        currency                             163,313
                                          ----------
    Net increase (decrease) in net
      assets resulting from
      operations                             269,209
    Dividends and distributions to
      Investor Shareholders:
      From net investment income                   0
      From net realized capital
        gains                                      0
    Dividends and distributions to
      Advisor Shareholders:
      From net investment income                   0
      From net realized capital
        gains                                      0
    Net increase (decrease) from
      Investor share transactions          1,018,953
    Net increase (decrease) from
      Advisor share transactions                   0
                                          ----------
      TOTAL INCREASE (DECREASE)            1,288,162
  Net Assets
    Beginning of period                            0
                                          ----------
    End of period                         $1,288,162
                                          ==========
  Undistributed (distributions in
    excess of) net investment
    income                                $    7,997

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
OCTOBER 31, 1999 (CONTINUED)

                             U.S. DIVERSIFIED GROWTH FUND
                           --------------------------------
                             Year Ended       Year Ended
                              10/31/99         10/31/98
                           ---------------  ---------------
INCREASE (DECREASE) IN
  NET ASSETS
    From operations:
      Net investment
        income (loss)        $  (128,036)     $   (95,983)
      Net realized gain
        (loss) on
        investments and
        foreign currency       1,801,211        4,826,342
      Change in net
        unrealized
        appreciation
        (depreciation) on
        investments and
        foreign currency       1,962,730       (3,505,555)
                             -----------      -----------
    Net increase
      (decrease) in net
      assets resulting
      from operations          3,635,905        1,224,804
    Dividends and
      distributions to
      Investor
      Shareholders:
      From net investment
        income                         0                0
      From net realized
        capital gains         (4,808,678)      (3,866,690)
    Dividends and
      distributions to
      Advisor
      Shareholders:
      From net investment
        income                         0                0
      From net realized
        capital gains                  0                0
    Net increase
      (decrease) from
      Investor share
      transactions             2,742,276        1,321,097
    Net increase
      (decrease) from
      Advisor share
      transactions                     0                0
                             -----------      -----------
      TOTAL INCREASE
        (DECREASE)             1,569,503       (1,320,789)
  Net Assets
    Beginning of period       12,540,361       13,861,150
                             -----------      -----------
    End of period            $14,109,864      $12,540,361
                             ===========      ===========
  Undistributed
    (distributions in
    excess of) net
    investment income        $         0      $         0

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                  MICRO CAP FUND
                                                                               -----------------------------------------------------
                                                                                                                     For the Period
                                      U.S. SMALLER COMPANIES FUND                                                       10/15/97
                           --------------------------------------------------                                       (Commencement of
                             For the Period      Year Ended      Year Ended      For the Period       Year Ended      Operations)
                           6/1/99 to 10/31/99     5/31/99         5/31/98      6/01/99 to 10/31/99     5/31/99         to 5/31/98
                           ------------------  --------------  --------------  -------------------  --------------  ----------------
INCREASE (DECREASE) IN
  NET ASSETS
    From operations:
      Net investment
        income (loss)         $  (120,661)      $  (380,568)    $  (220,475)       $   (51,272)      $   (90,189)      $  (16,549)
      Net realized gain
        (loss) on
        investments and
        foreign currency        1,996,019        (5,520,499)      2,230,689          3,611,077         3,798,687          651,514
      Change in net
        unrealized
        appreciation
        (depreciation) on
        investments and
        foreign currency       (1,771,479)       (3,940,525)      4,722,131           (154,964)          932,978          591,073
                              -----------       -----------     -----------        -----------       -----------       ----------
    Net increase
      (decrease) in net
      assets resulting
      from operations             103,879        (9,841,592)      6,732,345          3,404,841         4,641,476        1,226,038
    Dividends and
      distributions to
      Investor
      Shareholders:
      From net investment
        income                          0                 0               0                  0                 0                0
      From net realized
        capital gains                   0          (115,656)     (3,305,205)                 0        (1,091,088)         (45,400)
    Dividends and
      distributions to
      Advisor
      Shareholders:
      From net investment
        income                          0                 0               0                  0                 0                0
      From net realized
        capital gains                   0           (12,796)        (84,662)                 0                 0                0
    Net increase
      (decrease) from
      Investor share
      transactions             (5,812,990)        5,935,694      22,355,679          2,873,384         4,427,370        5,158,961
    Net increase
      (decrease) from
      Advisor share
      transactions                (60,483)          564,119       4,340,300                  0                 0                0
                              -----------       -----------     -----------        -----------       -----------       ----------
      TOTAL INCREASE
        (DECREASE)             (5,769,594)       (3,470,231)     30,038,457          6,278,225         7,977,758        6,339,599
  Net Assets
    Beginning of period        52,753,303        56,223,534      26,185,077         14,317,357         6,339,599                0
                              -----------       -----------     -----------        -----------       -----------       ----------
    End of period             $46,983,709       $52,753,303     $56,223,534        $20,595,582       $14,317,357       $6,339,599
                              ===========       ===========     ===========        ===========       ===========       ==========
  Undistributed
    (distributions in
    excess of) net
    investment income         $  (120,661)      $         0     $         0        $         0       $         0       $        0

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                    For the Year Ended October 31,
                           ------------------------------------------------
                             1999      1998      1997    1996 (a)    1995
---------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period      $  17.10  $  18.37  $  20.01  $  20.91  $  23.17
                           --------  --------  --------  --------  --------
Investment Operations (b)
  Net Investment Income        0.07      0.23      0.14      0.15      0.46
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions               3.20      0.34      1.31      1.74     (0.18)
                           --------  --------  --------  --------  --------
Total from Investment
  Operations                   3.27      0.57      1.45      1.89      0.28
                           --------  --------  --------  --------  --------
Distributions From
  Net Investment Income       (0.18)    (0.29)    (0.46)    (0.47)       --
  Net Realized Gain on
    Investments and
    Foreign Currency
    Transactions              (3.17)    (1.55)    (2.63)    (2.32)    (2.54)
                           --------  --------  --------  --------  --------
Total Distributions           (3.35)    (1.84)    (3.09)    (2.79)    (2.54)
                           --------  --------  --------  --------  --------
Net Asset Value, End of
  Period                   $  17.02  $  17.10  $  18.37  $  20.01  $  20.91
                           ========  ========  ========  ========  ========
Total Return (c)             21.82%     3.82%     8.33%    10.05%     2.08%

Ratios and Supplementary
  Data:
Net Assets at End of
  Period (in thousands)    $157,620  $129,955  $191,219  $202,735  $212,330
Ratios to Average Net
  Assets: (b)
  Expenses including
    reimbursement/ waiver
    of fees                   0.99%     0.99%     0.99%     0.99%     0.91%
  Expenses excluding
    reimbursement/ waiver
    of fees                   1.06%     1.08%     1.06%     1.04%       N/A
  Net investment income
    including
    reimbursement/waiver
    of fees                   0.60%     1.14%     0.67%     0.86%     0.99%
Portfolio Turnover Rate
  (d)                           85%       53%       36%       56%       61%

--------------

(a)  On November 1, 1995, the Fund converted to a master-feeder structure. See
     Note 1.
(b) From the period November 1, 1995 to May 31, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder International Equity Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3).
(d) The portfolio turnover rates for the years after October 31, 1995 through October 31, 1998 represent the turnover of the underlying Portfolio, International Equity Fund. For the year ending October 31, 1999, the rate represents the period from November 1, 1998 through May 31, 1999 during which time the Fund invested in the Portfolio and from June 1, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                        For the Period     For the Year   For the Period
                                            Ended             Ended           Ended
                                     October 31, 1999 (a)  May 31, 1999  May 31, 1998 (f)
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                   $  10.62          $   9.04        $  10.00
                                           --------          --------        --------
Investment Operations (b)
  Net Investment Income (Loss)                (0.03)             0.03            0.02
  Net Realized and Unrealized Gain
    (Loss) on Investments and
    Foreign Currency Transactions              1.59              1.58           (0.98)
                                           --------          --------        --------
Total from Investment Operations               1.56              1.61           (0.96)
                                           --------          --------        --------
Distributions From
  Net Investment Income                          --             (0.03)             --
                                           --------          --------        --------
  Net Asset Value, End of Period           $  12.18          $  10.62        $   9.04
                                           ========          ========        ========
Total Return (c)                             14.69%            17.88%           (9.60)%
Ratios and Supplementary Data
Net Assets at End of Period
  (in thousands)                           $  3,162          $  2,218        $     18

Ratios to Average Net Assets: (b)
  Expenses including
    reimbursement/waiver of fees              1.70%(d)          1.65%           1.70%(d)
  Expenses excluding
    reimbursement/waiver of fees              7.84%(d)         10.74%              -- (e)
  Net investment income (loss)
    including reimbursement/waiver
    of fees                                   (0.59)%(d)        0.51%           1.72%(d)
Portfolio Turnover Rate (g)                    160%              177%             23%

--------------

(a)  See Note 1.
(b) Prior to September 17, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying Portfolio, Schroder EM Core Portfolio. Commencing September 20, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. (See Note 3). Total return calculations for a period of less than one year are not annualized.
(d)  Annualized.
(e)  Amount is not meaningful due to short period of operations.
(f)  The Fund commenced operations on October 31, 1997.
(g) The portfolio turnover rates for the period ending May 31, 1998 and the year ended May 31, 1999 represent the turnover of the underlying Portfolio, Schroder EM Core Portfolio. For the year ending October 31, 1999, the rate represents the period from June 1, 1999 through September 17, 1999 during which time the Fund invested in the Portfolio and from September 20, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                     For the Year Ended  For the Period
                                        October 31,          Ended
                                     ------------------   October 31,
                                       1999      1998       1997 (a)
-----------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                             $   9.35  $   9.22     $  10.00
                                     --------  --------     --------
Investment Operations (b)
  Net Investment Income                  0.06      0.05         0.02
  Net Realized and Unrealized Gain
    (Loss) on Investments and
    Foreign Currency Transactions        5.62      0.60        (0.79)
                                     --------  --------     --------
Total from Investment Operations         5.68      0.65        (0.77)
                                     --------  --------     --------
Distributions From
  Net Investment Income                 (0.04)    (0.01)       (0.01)
  Net Realized Gain on Investments
    and Foreign Currency
    Transactions                        (0.70)    (0.51)          --
                                     --------  --------     --------
Total Distributions                     (0.74)    (0.52)       (0.01)
                                     --------  --------     --------
Net Asset Value, End of Period       $  14.29  $   9.35     $   9.22
                                     ========  ========     ========
Total Return (c)                       65.27%     7.88%      (7.73)%

Ratios and Supplementary Data:
Net Assets at End of Period (in
  thousands)                         $  9,836  $  4,165     $  6,836
Ratios to Average Net Assets: (b)
  Expenses including
    reimbursement/waiver of fees        1.50%     1.50%        1.50%(d)
  Expenses excluding
    reimbursement/waiver of fees        2.74%     5.26%        3.93%(d)
  Net investment income including
    reimbursement/waiver of fees        0.53%     0.33%        0.21%(d)
Portfolio Turnover Rate (e)               81%       82%          32%

--------------

(a) For the period November 4, 1996 (Commencement of Operations) through October 31, 1997.
(b) Prior to June 1, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder International Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(c) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.
(d)  Annualized.
(e) The portfolio turnover rates for the period ending October 31, 1997 and year ended October 31, 1998 represent the turnover of the underlying portfolio, Schroder International Smaller Companies Portfolio. For the year ending October 31, 1999, the rate represents the period from November 1, 1998 through May 31, 1999 during which time the Fund invested in the Portfolio and from June 1, 1999 through October 31, 1999 during which time the Fund held direct investments in a portfolio of securities.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER GREATER CHINA FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout the period:

                                                          For the
                                                        Period Ended
                                                    October 31, 1999 (a)
------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $  10.00
                                                          --------
Investment Operations
  Net Investment Income                                       0.10
  Net Realized and Unrealized Gain on Investments
    and Foreign Currency Transactions                         2.62
                                                          --------
Total from Investment Operations                              2.72
                                                          --------
Distributions From
  Net Investment Income                                         --
  Net Realized Gain on Investments and Foreign
    Currency Transactions                                       --
                                                          --------
Total Distributions                                             --
                                                          --------
Net Asset Value, End of Period                            $  12.72
                                                          ========

Total Return (b)                                            27.20%

Ratios and Supplementary Data:
Net Assets at End of Period (in thousands)                $  1,288
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees            2.00%(c)
  Expenses excluding reimbursement/waiver of fees           13.31%(c)
  Net investment income including
    reimbursement/waiver of fees                             1.00%(c)
Portfolio Turnover Rate                                       140%

--------------

(a) For the period January 4, 1999 (commencement of operations) through October 31, 1999.
(b) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown. (See Note 3). Total return calculations for a period of less than one year are not annualized.
(c)  Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                 For the Year Ended October 31,
                           -------------------------------------------
                            1999     1998     1997     1996     1995
----------------------------------------------------------------------
Net Asset Value,
  Beginning of Period      $  7.79  $  9.82  $  9.76  $  9.41  $  8.52
                           -------  -------  -------  -------  -------
Investment Operations
  Net Investment Income
    (Loss)                   (0.06)   (0.06)   (0.01)    0.04     0.07
  Net Realized and
    Unrealized Gain
    (Loss) on Investments     2.00     0.78     2.20     1.62     1.33
                           -------  -------  -------  -------  -------
Total from Investment
  Operations                  1.94     0.72     2.19     1.66     1.40
                           -------  -------  -------  -------  -------
Distributions From
  Net Investment Income         --       --    (0.02)   (0.07)   (0.05)
  Net Realized Gain on
    Investments              (3.00)   (2.75)   (2.11)   (1.24)   (0.46)
                           -------  -------  -------  -------  -------
Total Distributions          (3.00)   (2.75)   (2.13)   (1.31)   (0.51)
                           -------  -------  -------  -------  -------
Net Asset Value, End of
  Period                   $  6.73  $  7.79  $  9.82  $  9.76  $  9.41
                           =======  =======  =======  =======  =======
Total Return (a)            30.95%    8.87%   26.49%   19.45%   17.68%

Ratios and Supplementary
  Data:
Net Assets at End of
  Period (in thousands)    $14,110  $12,540  $13,861  $17,187  $19,688
Ratios to Average Net
  Assets:
  Expenses including
    reimbursement/waiver
    of fees                  1.50%    1.50%    1.50%    1.40%    1.40%
  Expenses excluding
    reimbursement/waiver
    of fees                  1.99%    1.85%    1.68%    1.43%      N/A
  Net investment income
    (loss) including
    reimbursement/waiver
    of fees                (0.93)%  (0.71)%  (0.09)%    0.43%    0.78%
Portfolio Turnover Rate        87%     209%      44%      57%      57%

--------------

(a) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (see Note 3).

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                              For the Period
                                  Ended
                           October 31, 1999 (b)
-----------------------------------------------
Net Asset Value,
  Beginning of Period            $ 12.80
                                 -------
Investment Operations (c)
  Net Investment Loss              (0.03)
  Net Realized and
    Unrealized Gain
    (Loss) on Investments           0.02
                                 -------
Total from Investment
  Operations                       (0.01)
                                 -------
Distributions From
  Net Realized Gain on
    Investments                       --
                                 -------
Net Asset Value, End of
  Period                         $ 12.79
                                 =======
Total Return (d)                   (0.08)%

Ratios and Supplementary
  Data
Net Assets at End of
  Period (in thousands)          $42,177
Ratios to Average Net
  Assets: (c)
  Expenses including
    reimbursement/waiver
    of fees                        1.35%(e)
  Expenses excluding
    reimbursement/waiver
    of fees                        1.35%(e)
  Net investment income
    (loss) including
    reimbursement/waiver
    of fees                        (0.54)%(e)
Portfolio Turnover Rate
  (f)                                52%

--------------

(a)  On August 15, 1996, the Fund converted to a master-feeder structure. See
     Note 1.
(b)  See Note 1.
(c) From November 1, 1995 to May 31, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder U.S. Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(d) Total returns would have been lower had certain expenses not been limited during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.
(e)  Annualized.
(f) The portfolio turnover rates for the years after October 31, 1995 through May 31, 1999, represent the turnover of the underlying Portfolio, Schroder U.S. Smaller Companies Portfolio.
(g) Effective May 31, 1997, the Fund changed its fiscal year end from October 31 to May 31.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          For the Year Ended                             For the Year Ended
                                               May 31,              For the Period          October 31,
                                     ----------------------------       Ended        --------------------------
                                         1999           1998       May 31, 1997 (g)  1996 (a)   1995     1994
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                $ 14.76        $ 13.26         $ 17.23       $ 15.14   $ 11.81  $ 10.99
                                        -------        -------         -------       -------   -------  -------
Investment Operations (c)
  Net Investment Loss                     (0.09)         (0.06)          (0.02)        (0.06)    (0.04)   (0.07)
  Net Realized and Unrealized Gain
    (Loss) on Investments                 (1.84)          2.82            1.88          4.10      3.78     0.97
                                        -------        -------         -------       -------   -------  -------
Total from Investment Operations          (1.93)          2.76            1.86          4.04      3.74     0.90
                                        -------        -------         -------       -------   -------  -------
Distributions From
  Net Realized Gain on Investments        (0.03)         (1.26)          (5.83)        (1.95)    (0.41)   (0.08)
                                        -------        -------         -------       -------   -------  -------
Net Asset Value, End of Period          $ 12.80        $ 14.76         $ 13.26       $ 17.23   $ 15.14  $ 11.81
                                        =======        =======         =======       =======   =======  =======
Total Return (d)                         (13.08)%       21.63%          14.73%        29.35%    32.84%    8.26%

Ratios and Supplementary Data
Net Assets at End of Period
  (in thousands)                        $47,870        $51,679         $26,104       $13,743   $15,287  $13,324
Ratios to Average Net Assets: (c)
  Expenses including
    reimbursement/waiver of fees          1.42%          1.37%           1.49%(e)      1.49%     1.49%    1.45%
  Expenses excluding
    reimbursement/waiver of fees          1.45%          1.37%           1.87%(e)        N/A       N/A      N/A
  Net investment income (loss)
    including reimbursement/waiver
    of fees                             (0.65)%        (0.51)%      (0.42)%(e)       (0.35)%   (0.30)%  (0.58)%
Portfolio Turnover Rate (f)                119%            55%             34%           59%       93%      71%

--------------

(a)  On August 15, 1996, the Fund converted to a master-feeder structure. See
     Note 1.
(b)  See Note 1.
(c) From November 1, 1995 to May 31, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder U.S. Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(d) Total returns would have been lower had certain expenses not been limited during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.
(e)  Annualized.
(f) The portfolio turnover rates for the years after October 31, 1995 through May 31, 1999, represent the turnover of the underlying Portfolio, Schroder U.S. Smaller Companies Portfolio.
(g) Effective May 31, 1997, the Fund changed its fiscal year end from October 31 to May 31.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--ADVISOR SHARES

    Selected per share data and ratios for an Advisor Share outstanding throughout each period:

                                   For the Period     For the Year  For the Year   For the Period
                                       Ended             Ended         Ended           Ended
                                October 31, 1999 (a)  May 31, 1999  May 31, 1998  May 31, 1997 (b)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                              $ 12.74           $ 14.72       $ 13.24         $ 11.89
                                      -------           -------       -------         -------
Investment Operations (c)
  Net Investment Loss                   (0.04)            (0.12)        (0.05)          (0.03)
  Net Realized and Unrealized
    Gain (Loss) on Investments           0.02             (1.83)         2.79            1.38
                                      -------           -------       -------         -------
Total from Investment
  Operations                            (0.02)            (1.95)         2.74            1.35
                                      -------           -------       -------         -------
Distributions From
  Net Realized Gain on
    Investments                            --             (0.03)        (1.26)             --
                                      -------           -------       -------         -------
Net Asset Value, End of Period        $ 12.72           $ 12.74       $ 14.72         $ 13.24
                                      =======           =======       =======         =======
Total Return (d)                        (0.16)%        (13.25)%        21.50%          11.35%

Ratios and Supplementary Data
Net Assets at End of Period
  (in thousands)                      $ 4,807           $ 4,883       $ 4,544         $    81
Ratios to Average Net Assets:
  (c)
  Expenses including
    reimbursement/ waiver of
    fees                                1.60%(e)          1.69%         1.58%        1.74%(e)
  Expenses excluding
    reimbursement/ waiver of
    fees                                2.24%(e)          2.52%         3.88%       57.02%(e)
  Net investment income (loss)
    including
    reimbursement/waiver of
    fees                                (0.79)%(e)      (0.95)%       (0.78)%           (0.67)%(e)
Portfolio Turnover Rate (f)               52%              119%           55%             34%

--------------

(a)  See Note 1.
(b)  Advisor Shares were first issued on December 23, 1996.
(c) Prior to June 1, 1999, the Fund recognized its proportionate share of income, expenses and gains/losses of the underlying portfolio, Schroder U.S. Smaller Companies Portfolio. Commencing June 1, 1999, the income, expenses and gains/losses were directly accrued to the Fund.
(d) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the period shown (see Note 3). Total return calculation for a period of less than one year are not annualized.
(e)  Annualized.
(f) The portfolio turnover rates for the periods through May 31, 1999 represent the turnover of the underlying Portfolio, Schroder U.S. Smaller Companies Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MICRO CAP FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTOR SHARES

    Selected per share data and ratios for an Investor Share outstanding throughout each period:

                                        For the Period     For the Year      For the
                                            Ended             Ended        Period Ended
                                     October 31, 1999 (a)  May 31, 1999  May 31, 1998 (d)
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period                                   $  20.18          $  14.26        $  10.00
                                           --------          --------        --------
Investment Operations:
  Net Investment Loss                         (0.06)            (0.13)          (0.04)
  Net Realized and Unrealized Gain
    on Investments                             4.47              8.28            4.50
                                           --------          --------        --------
Total from Investment Operations               4.41              8.15            4.46
                                           --------          --------        --------
Distributions from Net Realized
  Gain on Investments                            --             (2.23)          (0.20)
                                           --------          --------        --------
Net Asset Value, End of Period             $  24.59          $  20.18        $  14.26
                                           ========          ========        ========

Total Return (b)                             21.85%            64.56%          45.41%
Ratios and Supplementary Data:
Net Assets at End of Period (in
  thousands)                               $ 20,596          $ 14,317        $  6,340
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver of fees              2.00%(c)          2.00%           2.00%(c)
  Expenses excluding
    reimbursement/waiver of fees              2.53%(c)          3.27%           6.02%(c)
  Net investment loss including
    reimbursement/ waiver of fees             (0.73)%(c)      (1.10)%           (0.77)%(c)
Portfolio Turnover Rate                        173%              341%            166%

--------------

(a)  See Note 1.
(b) Total returns would have been lower had certain Fund expenses not been waived or reimbursed during the periods shown (See Note 3). Total return calculations for a period of less than one year are not annualized.
(c)  Annualized.
(d)  The Fund commenced operations on October 15, 1997.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999
NOTE 1. ORGANIZATION

      Schroder Capital Funds (Delaware) (the "Trust"), is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Maryland corporation on July 30, 1969; reorganized as Schroder Capital Funds, Inc., a series company, on February 29, 1988; and reorganized on January 9, 1996, as a Delaware business trust. The Trust has an unlimited number of authorized shares which are divided into eight separate investment portfolios, seven of which are included in this report: Schroder International Fund, Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder Greater China Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund (collectively, the "Funds"). All Funds, except Schroder Micro Cap Fund, are presently authorized to issue two classes of shares--"Investor Shares" and "Advisor Shares". As of October 31, 1999, each Fund had Investor Shares outstanding and only Schroder U.S. Smaller Companies Fund has Advisor Shares outstanding.

      Through May 31, 1999 (September 17, 1999 for the Schroder Emerging Markets
  Fund), the Funds, (except for Schroder U.S. Diversified Growth Fund, Schroder Greater China Fund and Schroder Micro Cap Fund) sought to achieve their investment objective by investing all their investable assets in shares of separate portfolios of Schroder Capital Funds (each a "Schroder Core"), that had the same investment objective and substantially similar investment policies as each respective Fund. These Funds accounted for their investment in their respective Schroder Core as a partnership investment and recorded daily its share of the Schroder Core's income, expenses and realized and unrealized gains and losses. Since June 1, 1999 (September 20, 1999 for the Schroder Emerging Markets Fund), these Funds have sought their objectives by investing directly in a portfolio of securities considered by Schroder Investment Management North America Inc. ("SIMNA"), the Trust's investment adviser, to be consistent with each Fund's investment objective and policies, and have ceased to invest in the Schroder Core portfolios.

      Effective October 31, 1999, Schroder U.S. Smaller Companies Fund, Schroder Emerging Markets Fund and Schroder Micro Cap Fund changed their fiscal year ends from May 31 to October 31.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of significant accounting policies followed by the Trust which are in conformity with generally accepted accounting principles:

  VALUATION OF INVESTMENTS:

      Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sale price on the preceding trading day. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, unless the investment adviser believes another valuation is more appropriate. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees ("Trustees").

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  REPURCHASE AGREEMENTS:

      When entering into repurchase agreements, it is each Fund's policy (other than Schroder U.S. Diversified Growth Fund) that the Fund take into its possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  INVESTMENT TRANSACTIONS:

      Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  INVESTMENT INCOME:

      Dividend income is recorded on the ex-dividend date except that certain foreign dividends are recorded as the Funds are informed of the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions. Dividend income, interest income, foreign taxes and allocated expenses on the Statement of Operations include the allocable portion of the Schroder Core portfolios for the periods when the Funds invested in the portfolios.

  EXPENSES:

      Expenses are recorded on an accrual basis. Most of the expenses of the Trust can be directly attributable to a specific Fund and/or class of shares. Expenses not directly attributable to a specific Fund and/or class of shares are allocated among the Funds and/or classes of shares in such a manner as deemed equitable by SIMNA or the Trustees.

  DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions to shareholders from net investment income and net realized capital gains are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

      With respect to each Fund that currently offers two classes of shares, investment income, common expenses of a Fund and gains/losses on investments are allocated to both classes of the Fund based on the respective daily net assets of each class. Shareholder servicing fees related to Advisor Shares are charged directly to that class. Neither class has preferential dividend rights. Income dividends, if any, paid by a Fund on its two classes of shares will normally differ in amounts due to the differing expenses borne by each class.

  DEFERRED ORGANIZATION COSTS:

      Costs incurred by the Funds in connection with their organizations are amortized on a straight-line basis over a five-year period.

  FEDERAL INCOME TAXES:

      It is the policy of the Trust for each Fund to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that, among other things, they distribute

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) substantially all of their taxable income, including capital gains, for the fiscal year. In addition, as a result of distributing substantially all of their net investment income during each calendar year, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax.

      As of May 31, 1999, the Fund listed below had net tax basis capital loss carryforwards, for federal income tax purposes, that may be applied against taxable gains until their expiration date as follows:

    FUND                                                          AMOUNT       EXPIRATION DATE
    ----                                                        -----------    ----------------
    Schroder U.S. Smaller Companies Fund                        $ 5,190,650        May 31, 2007

      Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, passive foreign investment companies, tax treatment of foreign currency and excise tax regulations.

      At October 31, 1999, the Trust reclassified the following amounts between paid in capital, undistributed net investment income and accumulated undistributed net realized gain/loss:

                                                                  INCREASE (DECREASE)    INCREASE (DECREASE)
                                           INCREASE (DECREASE)     UNDISTRIBUTED NET         ACCUMULATED
                                             PAID IN CAPITAL       INVESTMENT INCOME     REALIZED GAIN (LOSS)
                                           -------------------    -------------------    --------------------
    Schroder International Fund                $   117,337            $(1,115,427)             $  998,090
    Schroder Emerging Markets Fund                 147,254                 63,139                (210,393)
    Schroder International Smaller
      Companies Fund                                   725                 (1,929)                  1,204
    Schroder Greater China Fund                          0                 (1,990)                  1,990
    Schroder U.S. Diversified Growth
      Fund                                              21                128,036                (128,057)
    Schroder U.S. Smaller Companies
      Fund                                      (1,881,323)                     0               1,881,323
    Schroder Micro Cap Fund                        809,545                 51,272                (860,817)

      These reclassifications had no impact on the net asset value of the Funds and are designed to present each Fund's capital accounts on a tax basis.

  FOREIGN CURRENCY:

      Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Certain Funds may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Funds entering into offsetting commitments.

NOTE 3. INVESTMENT ADVISORY FEES AND ADMINISTRATION AGREEMENTS

      The Trust has entered into an investment advisory agreement with SIMNA. Under this agreement, SIMNA provides investment management services and is entitled to receive for its services compensation payable monthly at the following annual rates based on average daily net assets of each Fund taken separately: 0.50% up to $100 million, 0.40% of the next $150 million, and 0.35% in excess of $250 million for the Schroder International Fund; 1.00% for the Schroder Emerging Markets Fund; 0.85% for the Schroder International Smaller Companies Fund; 0.90% for the Schroder Greater China Fund; 0.75% of the first $100 million, and 0.50% in excess of $100 million for the Schroder U.S. Diversified Growth Fund; 0.50% up to $100 million, 0.40% of the next $150 million, and 0.35% in excess of $250 million for Schroder U.S. Smaller Companies Fund; and 1.25% for the Schroder Micro Cap Fund. The above rates were also in effect for the Schroder Core portfolios in which the Funds invested through May 31, 1999 except for the Schroder International Fund's underlying portfolio rate which was 0.45%. SIMNA has agreed to limit the investment advisory fees payable to it by Schroder International Fund to the annual rate of 0.45% of the Fund's average daily net assets.

      Until July 1, 1999, Schroder Capital Management International Inc. ("SCMI") served as investment adviser to the Trust. On that date, SCMI merged into SIMNA, a newly organized Delaware corporation. SCMI and SIMNA are both wholly owned subsidiaries of Schroder U.S. Holdings, Inc.

      The administrator of the Trust is Schroder Fund Advisors Inc. ("Schroder Advisors") a wholly owned subsidiary of SIMNA. For its services, Schroder Advisors is entitled to receive compensation at an annual rate payable monthly of: 0.225% of the average daily net assets of the Schroder International Fund; and 0.25% of the average daily net assets of the Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder Greater China Fund, Schroder U.S. Smaller Companies Fund and Schroder Micro Cap Fund.

      In addition, effective June 1, 1999 the Trust has entered into a Sub-Administration Agreement with State Street Bank and Trust Company ("State Street") and Schroder Advisors. Under that Agreement, the Trust, together with other mutual funds managed by SIMNA and certain related entities, pays fees to State Street based on the combined average daily net assets of all of the Funds in the Schroder complex, according to the following annual rates: 0.06% of the first $1.7 billion of such assets, 0.04% of the next $1.7 billion, and 0.02% of assets in excess of $3.4 billion, subject to certain minimum requirements. Prior to June 1, 1999, the Trust paid sub-administration fees to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.10% of the average daily net assets of Schroder U.S. Diversified Growth Fund, Schroder Greater China Fund and Schroder Micro Cap Fund; 0.075% of the average daily net assets of Schroder Emerging Markets Fund, Schroder U.S. Smaller Companies Fund and Schroder International Smaller Companies Fund: and 0.05% of the average daily net assets of Schroder International Fund, subject to certain minimums.

      In order to limit the Fund's expenses, SIMNA and Schroder Advisors are contractually obligated to reduce their compensation (and, if necessary, to pay certain expenses of the Trust) until March 1, 2000, to the extent that each Fund's total operating expenses attributable to its Investor Shares and Advisor Shares exceed the following annual rates (based on average net assets of each Fund taken separately): Schroder International Fund: 0.99% (Investor Shares) and 1.24% (Advisor Shares); Schroder Emerging Markets Fund: 1.70% (Investor Shares) and 1.95% (Advisor Shares); Schroder International Smaller Companies Fund: 1.50% (Investor Shares) and 1.75% (Advisor Shares); Schroder Greater China Fund: 2.00% (Investor Shares) and 2.25% (Advisor Shares); Schroder U.S. Diversified Growth Fund: 1.50% (Investor Shares) and 1.75% (Advisor

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  Shares); Schroder U.S. Smaller Companies Fund: 1.49% (Investor Shares) and 1.74% (Advisor Shares) and Schroder Micro Cap Fund: 2.00% (Investor Shares). In addition, SIMNA has voluntarily undertaken, until further notice, to limit its fees or to pay a portion of the expenses incurred by Schroder U.S. Smaller Companies Fund in respect of its Advisor Shares so that the net expenses of the Fund's Advisor Shares will not exceed the net expenses of the Fund's Investor Shares by more than 0.25%. SIMNA has contractually agreed that, in any event, the advisory fees paid to it by Schroder U.S. Diversified Growth Fund through May 31, 2000 will be limited to 0.65% of the Fund's average daily net assets. SIMNA is contractually obligated through May 31, 2000 to waive 0.10% of the advisory fees payable by Schroder International Smaller Companies Fund. For the period ended October 31, 1999, SIMNA, Schroder Advisors and Forum Shareholder Services, LLC waived the following fees:

                                                                                 FORUM
                                                               SCHRODER       SHAREHOLDER
                                                 SIMNA         ADVISORS      SERVICES, LLC       TOTAL
                                              ------------    -----------    -------------    -----------
    Schroder International Fund               $         --    $    62,209     $    10,006     $    72,215
    Schroder International Smaller
      Companies Fund                                    --          3,131          12,235          15,366
    Schroder Greater China Fund                      3,617          1,005           9,813          14,435
    Schroder U.S. Diversified Growth Fund           32,875             --           7,000          39,875

NOTE 4. SHAREHOLDER SERVICING PLAN

      The Trust has adopted a Shareholder Servicing Plan (the "Plan"), for Advisor Shares under which Schroder Advisors, or other shareholder servicing organizations, provide administrative support services to shareholders of the Funds' Advisor Shares. Providing for, or arranging for the provision of, these shareholders services, Schroder Advisors receives compensation monthly at an annual rate of up to 0.25% of the average net assets of the Fund attributable to its Advisor Shares. Schroder Advisors may pay shareholder servicing organizations for these services at an annual rate of up to 0.25%.

NOTE 5. TRANSACTIONS WITH AFFILIATES

  TRUSTEES' FEES:

      The Trust pays no compensation to Trustees who are interested persons of the Trust, SIMNA or Schroder Fund Advisors Inc. For their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., with the exception of Schroder Series Trust II, trustees who are not interested persons of the Trust, SIMNA or Schroder Fund Advisors Inc. receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one year or more of such Funds receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various Funds based on their relative net assets. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6. INVESTMENT TRANSACTIONS

      Purchases and proceeds from sales of investments, excluding short-term securities for each Fund, for the period ended October 31, 1999 were as follows:

                                                                        NON-            NON-
                                                                     GOVERNMENT      GOVERNMENT
                                                                     PURCHASES         SALES
                                                                    ------------    ------------
    Schroder International Fund                                     $ 39,921,041    $ 53,140,043
    Schroder Emerging Markets Fund                                     1,348,730         628,795
    Schroder International Smaller Companies Fund                      3,090,332       2,632,014
    Schroder Greater China Fund                                        2,312,246       1,344,748
    Schroder U.S. Diversified Growth Fund                             11,730,088      16,576,166
    Schroder U.S. Smaller Companies Fund                              24,851,504      28,382,719
    Schroder Micro Cap Fund                                           25,986,532      23,154,301

      The above amounts exclude the activity of the underlying Portfolios during the period such Funds had invested in their respective portfolios.

      At October 31, 1999, the identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at October 31, 1999 were as follows:

                                                                  GROSS UNREALIZED
                                            IDENTIFIED     ------------------------------    NET UNREALIZED
                                               COST        APPRECIATION    (DEPRECIATION)     APPRECIATION
                                           ------------    ------------    --------------    --------------
    Schroder International Fund            $127,272,834    $31,702,937       $(6,723,005)      $24,979,932
    Schroder Emerging Markets Fund            2,898,616        100,116           (80,230)           19,886
    Schroder International Smaller
      Companies Fund                          8,251,421      2,026,973          (615,837)        1,411,136
    Schroder Greater China Fund               1,113,769        291,956          (120,291)          171,665
    Schroder U.S. Diversified Growth
      Fund                                    8,834,822      3,036,456          (423,773)        2,612,683
    Schroder U.S. Smaller Companies
      Fund                                   42,395,278      7,533,223        (3,828,823)        3,704,400
    Schroder Micro Cap Fund                  19,983,762      1,944,844          (431,742)        1,513,102

NOTE 7. PORTFOLIO INVESTMENT RISKS

      Schroder Greater China Fund's investments in companies domiciled in China and Hong Kong may cause the Fund to be more susceptible to political, social and economic events adversely affecting Asian countries in which it invests than funds not so concentrated.

      Schroder International Smaller Companies Fund has a relatively large number of portfolio securities invested in companies domiciled in the United Kingdom, France and Japan. The Fund may be more susceptible to political, social and economic events adversely affecting those countries than securities not so invested.

      Schroder Emerging Markets Fund may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Fund is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in a single country, the value of the Fund's assets may fluctuate more widely

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED) than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Fund invests in countries with limited or developing capital markets. Investments in these markets may involve greater risk than investments in more developed markets.

      Option contracts involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Options also involve the risk that the other party to the transaction will be unable to meet its obligation or that the Funds will be unable to close out the position at any particular time or at an acceptable price.

      In different market cycles, fewer companies may determine to make initial public offerings ("IPO's") of their securities. The investment performance of the Micro Cap Fund during periods when it is unable to invest in IPOs may be lower than during periods when the Fund is able to do so. The prices of securities sold in IPOs can be highly volatile.

      For more complete risk disclosure, please refer to the Funds' current prospectus.

NOTE 8. SHAREHOLDER MEETING

      On May 10, 1999, the sole shareholder of the Schroder Greater China Fund voted to change the Fund's subclassification from a diversified to a non-diversified investment company.

NOTE 9. SHAREHOLDER TRANSACTIONS

      Following is a summary of shareholder transactions for each Fund:

                                                      YEAR ENDED                      YEAR ENDED
                                                  OCTOBER 31, 1999*                OCTOBER 31, 1998
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER INTERNATIONAL FUND INVESTOR
      SHARES
    Shares sold                                6,591,795    $ 105,900,667      3,452,665    $  61,200,571
    Shares issued to shareholders in
      reinvestment                             1,232,674       18,465,458        788,008       12,794,795
    Shares redeemed                           (6,159,592)    (100,600,891)    (7,053,415)    (126,239,223)
                                             -----------    -------------    -----------    -------------
    Net increase (decrease)                    1,664,877    $  23,765,234     (2,812,742)   $ (52,243,857)
                                             ===========    =============    ===========    =============
    * 5 Advisor Shares were redeemed in the amount of $100.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               PERIOD FROM JUNE 1, 1999
                                                          TO                          YEAR ENDED
                                                   OCTOBER 31, 1999                  MAY 31, 1999
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER EMERGING MARKETS FUND
      INVESTOR SHARES
    Shares sold                                  295,733    $   3,568,272        636,064    $   5,729,736
    Shares issued to shareholders in
      reinvestment                                    --               --            233            1,988
    Shares redeemed                             (244,868)      (2,992,318)      (429,505)      (3,975,370)
                                             -----------    -------------    -----------    -------------
    Net increase (decrease)                       50,865    $     575,954        206,792    $  (1,756,354)
                                             ===========    =============    ===========    =============

                                                     PERIOD FROM
                                                   OCTOBER 31, 1997
                                                   (COMMENCEMENT OF
                                                     OPERATIONS)
                                                          TO
                                                     MAY 31, 1998
                                             ----------------------------
                                               SHARES          DOLLARS
                                             -----------    -------------
    SCHRODER EMERGING MARKETS FUND
      INVESTOR SHARES (CONTINUED)
    Shares sold                                    1,971    $      20,895
    Shares issued to shareholders in
      reinvestment                                    --               --
    Shares redeemed                                   --               --
                                             -----------    -------------
    Net increase                                   1,971    $      20,895
                                             ===========    =============

                                                      YEAR ENDED                      YEAR ENDED
                                                   OCTOBER 31, 1999                OCTOBER 31, 1998
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER INTERNATIONAL SMALLER
      COMPANIES FUND INVESTOR SHARES
    Shares sold                                  341,062    $   3,936,628         21,307    $     192,122
    Shares issued to shareholders in
      reinvestment                                11,420          104,039          9,348           75,896
    Shares redeemed                             (109,607)      (1,444,023)      (327,018)      (3,200,466)
                                             -----------    -------------    -----------    -------------
    Net increase (decrease)                      242,875    $   2,596,644       (296,363)   $  (2,932,448)
                                             ===========    =============    ===========    =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                     PERIOD FROM
                                                   JANUARY 4, 1999
                                                   (COMMENCEMENT OF
                                                     OPERATIONS)
                                                          TO
                                                   OCTOBER 31, 1999
                                             ----------------------------
                                               SHARES          DOLLARS
                                             -----------    -------------
    SCHRODER GREATER CHINA FUND INVESTOR
      SHARES
    Shares sold                                  101,262    $   1,018,953
    Shares issued to shareholders in
      reinvestment                                    --               --
    Shares redeemed                                   --               --
                                             -----------    -------------
    Net increase                                 101,262    $   1,018,953
                                             ===========    =============

                                                      YEAR ENDED                      YEAR ENDED
                                                   OCTOBER 31, 1999                OCTOBER 31, 1998
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER U.S. DIVERSIFIED GROWTH FUND
      INVESTOR SHARES
    Shares sold                                   50,376    $     237,273         31,106    $     261,603
    Shares issued to shareholders in
      reinvestment                               640,288        3,726,473        386,628        2,861,046
    Shares redeemed                             (202,406)      (1,221,470)      (220,413)      (1,801,552)
                                             -----------    -------------    -----------    -------------
    Net increase                                 488,258    $   2,742,276        197,321    $   1,321,097
                                             ===========    =============    ===========    =============

                                                     PERIOD ENDED                     YEAR ENDED
                                                   OCTOBER 31, 1999                  MAY 31, 1999
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER U.S. SMALLER COMPANIES FUND
      INVESTOR SHARES
    Shares sold                                  359,380    $   4,665,045      3,708,043    $  48,301,794
    Shares issued to shareholders in
      reinvestment                                    --               --          9,456          114,698
    Shares redeemed                             (801,878)     (10,478,035)    (3,477,759)     (42,480,798)
                                             -----------    -------------    -----------    -------------
    Net (decrease)
      increase                                  (442,498)   $  (5,812,990)       239,740    $   5,935,694
                                             ===========    =============    ===========    =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                      YEAR ENDED
                                                     MAY 31, 1998
                                             ----------------------------
                                               SHARES          DOLLARS
                                             -----------    -------------
    SCHRODER U.S. SMALLER COMPANIES FUND
      INVESTOR SHARES (CONTINUED)
    Shares sold                                2,088,564    $  30,815,123
    Shares issued to shareholders in
      reinvestment                               206,939        2,814,366
    Shares redeemed                             (763,482)     (11,273,810)
                                             -----------    -------------
    Net increase                               1,532,021    $  22,355,679
                                             ===========    =============

                                                     PERIOD ENDED                     YEAR ENDED
                                                   OCTOBER 31, 1999                  MAY 31, 1999
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER U.S. SMALLER COMPANIES FUND
      ADVISOR SHARES
    Shares sold                                   62,559    $     807,383        524,063    $   5,849,691
    Shares issued to shareholders in
      reinvestment                                    --               --          1,058           12,796
    Shares redeemed                              (67,963)        (867,866)      (450,609)      (5,298,368)
                                             -----------    -------------    -----------    -------------
    Net (decrease)
      increase                                    (5,404)   $     (60,483)        74,512    $     564,119
                                             ===========    =============    ===========    =============

                                                      YEAR ENDED
                                                     MAY 31, 1998
                                             ----------------------------
                                               SHARES          DOLLARS
                                             -----------    -------------
    SCHRODER U.S. SMALLER COMPANIES FUND
      ADVISOR SHARES (CONTINUED)
    Shares sold                                  376,171    $   5,400,648
    Shares issued to shareholders in
      reinvestment                                 2,056           27,828
    Shares redeemed                              (75,600)      (1,088,176)
                                             -----------    -------------
    Net increase                                 302,627    $   4,340,300
                                             ===========    =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                     PERIOD ENDED                     YEAR ENDED
                                                   OCTOBER 31, 1999                  MAY 31, 1999
                                             ----------------------------    ----------------------------
                                               SHARES          DOLLARS         SHARES          DOLLARS
                                             -----------    -------------    -----------    -------------
    SCHRODER MICRO CAP FUND INVESTOR
      SHARES
    Shares sold                                  174,358    $   3,871,457        409,850    $   6,563,434
    Shares issued to shareholders in
      reinvestment                                    --               --         56,415          770,633
    Shares redeemed                              (46,302)        (998,073)      (201,229)      (2,906,697)
                                             -----------    -------------    -----------    -------------
    Net increase                                 128,056    $   2,873,384        265,036    $   4,427,370
                                             ===========    =============    ===========    =============

                                                     PERIOD FROM
                                                   OCTOBER 15, 1997
                                                   (COMMENCEMENT OF
                                                     OPERATIONS)
                                                          TO
                                                     MAY 31, 1998
                                             ----------------------------
                                               SHARES          DOLLARS
                                             -----------    -------------
    SCHRODER MICRO CAP FUND INVESTOR
      SHARES (CONTINUED)
    Shares sold                                  508,435    $   6,068,331
    Shares issued to shareholders in
      reinvestment                                 4,567           45,400
    Shares redeemed                              (68,390)        (954,770)
                                             -----------    -------------
    Net increase                                 444,612    $   5,158,961
                                             ===========    =============

NOTE 10. BENEFICIAL INTEREST

      The following table shows the number of shareholders each owning beneficially or of record 5% or more of a class of shares of a Fund outstanding as of October 31, 1999 and the total percentage of the class of shares of the Fund held by such shareholders.

                                                                      5% OR GREATER SHAREHOLDERS
                                                                    ------------------------------
                                                                     SHARES        % OF CLASS HELD
                                                                    --------       ---------------
    Schroder International Fund--Investor Shares                        7               73.42%
    Schroder Emerging Markets Fund--Investor Shares                     4               96.34%
    Schroder International Smaller Companies Fund--Investor
      Shares                                                            3               99.05%
    Schroder Greater China Fund--Investor Shares                        1               98.75%
    Schroder U.S. Diversified Growth Fund--Investor Shares              4               31.19%
    Schroder U.S. Smaller Companies Fund--Investor Shares               3               72.73%
    Schroder U.S. Smaller Companies Fund--Advisor Shares                2               98.19%
    Schroder Micro Cap Fund--Investor Shares                            4               49.11%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 11. FORWARD FOREIGN CURRENCY CONTRACTS

      As of October 31, 1999, the following Funds had open forward foreign currency contracts which contractually obligates the Funds to deliver currencies at a specified date as follows:

  SCHRODER INTERNATIONAL FUND

    SOLD                                       SETTLEMENT DATE       COST         VALUE       DEPRECIATION
    ----                                       ---------------    ----------    ----------    ------------
    614,957,000 Japanese Yen                       2/18/00        $5,468,472    $6,000,079     $(531,607)
    537,373,000 Japanese Yen                       2/28/00         5,227,491     5,251,234       (23,743)
                                                                                               ---------
                                                                                               $(555,350)
                                                                                               =========

  SCHRODER INTERNATIONAL SMALLER COMPANIES FUND

    SOLD                                       SETTLEMENT DATE       COST         VALUE       DEPRECIATION
    ----                                       ---------------    ----------    ----------    ------------
    28,436,220 Japanese Yen                        2/18/00        $  252,868    $  277,450     $ (24,582)
    24,713,000 Japanese Yen                        2/28/00           240,405       241,497        (1,092)
                                                                                               ---------
                                                                                               $ (25,674)
                                                                                               =========

  SCHRODER EMERGING MARKETS FUND

                                                                                             APPRECIATION
    SOLD                                         SETTLEMENT DATE      COST       VALUE      (DEPRECIATION)
    ----                                         ---------------    --------    --------    --------------
    1,220,000 Hong Kong Dollar                       1/21/00        $152,869    $156,853       $ (3,984)

    PURCHASED
    ---------
    1,220,000 Hong Kong Dollar                       1/21/00        $156,414    $156,858            444
                                                                                               --------
                                                                                               $ (3,540)
                                                                                               ========

  SCHRODER GREATER CHINA FUND

    SOLD                                          SETTLEMENT DATE      COST       VALUE      DEPRECIATION
    ----                                          ---------------    --------    --------    ------------
    4,260,000 Hong Kong Dollar                        1/13/00        $534,035    $547,759      $(13,724)
                                                                                               ========

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                                       71

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SCHRODER CAPITAL FUNDS
--------------------------------------------------------------------------------

  TAX INFORMATION NOTICE (UNAUDITED)

      For Federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended October 31, 1999:

      The Funds listed below designated the following amounts as long term capital gain dividends for the purposes of the dividends paid deduction:

                                                                    CAPITAL GAINS DIVIDENDS
                                                                           LONG TERM
                                                                    -----------------------
    Schroder International Fund                                           $22,438,746
    Schroder U.S. Diversified Growth Fund                                   4,808,678

      The Funds listed below have designated the following amounts as foreign tax credits for Federal income tax purposes:

    Schroder International Fund                                     $126,270
    Schroder Emerging Markets Fund                                       508
    Schroder International Smaller Companies Fund                      9,695

      These credits will affect only those shareholders of the Funds who are holders on the dividend record date in December, 1999. Accordingly, shareholders will receive more detailed information along with their Form 1099-DIV in January 2000.

      On December 13, 1999, the Funds made the following per share distributions to shareholders of record December 10, 1999:

                                                          NET INVESTMENT     SHORT TERM      LONG TERM
                                                              INCOME        CAPITAL GAIN    CAPITAL GAIN
                                                          --------------    ------------    ------------
    Schroder International Fund--Investor Shares......      $0.073389         $0.49744        $1.10677
    Schroder Emerging Markets Fund--Investor Shares...       0.119543          0.37756         0.10791
    Schroder International Smaller Companies
      Fund--Investor Shares...........................       0.008251          1.95471         0.00368
    Schroder Greater China Fund--Investor Shares......       0.131933          0.96613              --
    Schroder U.S. Diversified Growth Fund--Investor
      Shares..........................................             --          0.30716         0.51454
    Schroder Micro Cap Fund--Investor Shares..........             --          7.12174              --

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--------------------------------------------------------------------------------

  REPORT OF INDEPENDENT ACCOUNTANTS

  To the Trustees and Shareholders of Schroder Capital Funds (Delaware):

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schroder Capital Funds (Delaware) (consisting of the Schroder International Fund, Schroder Emerging Markets Fund, Schroder International Smaller Companies Fund, Schroder Greater China Fund, Schroder U.S. Diversified Growth Fund, Schroder U.S. Smaller Companies Fund, and Schroder Micro Cap Fund) (collectively the "Funds") as of October 31, 1999, and the results of their operations, the changes in each of their net assets and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                               PricewaterhouseCoopers LLP

  Boston, Massachusetts
  December 17, 1999

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
INVESTMENT ADVISER
Schroder Investment Management
  North America Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

TRUSTEES

Nancy A. Curtin, CHAIRMAN
David N. Dinkins
Peter E. Guernsey
Sharon L. Haugh
John I. Howell
Peter S. Knight
William L. Means
Clarence F. Michalis
Hermann C. Schwab

ADMINISTRATOR & DISTRIBUTOR

Schroders Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, NY 10019

TRANSFER & SHAREHOLDER
SERVICING AGENT

Boston Financial Data Services, Inc.

CUSTODIAN

State Street Bank and Trust Company

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

COUNSEL

Ropes & Gray

The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust.

Schroder Capital Funds
P.O. Box 8507
Boston, MA 02266
800-464-3108

                                                                 [SCHRODER LOGO]

                                      ------------------------------------------

            SCHRODER CAPITAL
            FUNDS

               Schroder International Fund

               Schroder Emerging Markets Fund

               Schroder International Smaller Companies Fund

               Schroder Greater China Fund

               Schroder U.S. Diversified Growth Fund

               Schroder U.S. Smaller Companies Fund

               Schroder Micro Cap Fund
              ANNUAL REPORT
               October 31, 1999

SF1299AR